UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-07175

Name of Registrant: Vanguard Tax-Managed Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: December 31

Date of reporting period: September 30, 2009

Item 1: Schedule of Investments

Vanguard Tax-Managed Growth & Income Fund

Schedule of Investments
As of September 30, 2009

		Market
		Value
	Shares	($000)
Common Stocks (100.1%)
Consumer Discretionary (9.1%)
McDonald's Corp.	247,405	14,119
Walt Disney Co.	421,572	11,576
Comcast Corp. Class A	617,090	10,423
Home Depot Inc.	386,692	10,301
Target Corp.	170,436	7,956
Time Warner Inc.	268,757	7,735
* Amazon.com Inc.	75,321	7,032
Lowe's Cos. Inc.	334,938	7,014
News Corp. Class A	509,844	6,113
NIKE Inc. Class B	88,072	5,698
* Ford Motor Co.	731,237	5,272
* Kohl's Corp.	69,301	3,954
* Viacom Inc. Class B	137,553	3,857
Staples Inc.	164,040	3,809
Yum! Brands Inc.	105,960	3,577
TJX Cos. Inc.	96,268	3,576
* Starbucks Corp.	167,041	3,449
Johnson Controls Inc.	134,927	3,449
Time Warner Cable Inc.	79,831	3,440
Carnival Corp.	99,267	3,304
Best Buy Co. Inc.	77,318	2,901
* DIRECTV Group Inc.	101,900	2,810
Omnicom Group Inc.	70,622	2,609
Coach Inc.	72,209	2,377
Gap Inc.	109,210	2,337
* Bed Bath & Beyond Inc.	59,214	2,223
* Apollo Group Inc. Class A	28,885	2,128
CBS Corp. Class B	154,128	1,857
JC Penney Co. Inc.	53,575	1,808
McGraw-Hill Cos. Inc.	71,479	1,797
Macy's Inc.	95,279	1,743
Marriott International Inc./DE Class A	57,185	1,578
Mattel Inc.	81,816	1,510
Fortune Brands Inc.	34,120	1,466
VF Corp.	20,202	1,463
International Game Technology	67,178	1,443
H&R Block Inc.	76,298	1,402
Starwood Hotels & Resorts Worldwide Inc.	42,408	1,401
Genuine Parts Co.	36,118	1,375
Sherwin-Williams Co.	22,134	1,332
Harley-Davidson Inc.	53,427	1,229
Whirlpool Corp.	16,792	1,175
Nordstrom Inc.	37,536	1,146
* Expedia Inc.	47,526	1,138
* O'Reilly Automotive Inc.	31,148	1,126
* Wynn Resorts Ltd.	15,553	1,103
Tiffany & Co.	28,283	1,090
Darden Restaurants Inc.	31,511	1,075
* AutoZone Inc.	7,282	1,065

Limited Brands Inc.	60,668	1,031
Polo Ralph Lauren Corp. Class A	13,035	999
Newell Rubbermaid Inc.	63,209	992
* GameStop Corp. Class A	37,441	991
* Goodyear Tire & Rubber Co.	54,943	936
Family Dollar Stores Inc.	31,876	842
* Interpublic Group of Cos. Inc.	109,189	821
Hasbro Inc.	28,605	794
Pulte Homes Inc.	72,207	794
DeVry Inc.	14,089	779
Scripps Networks Interactive Inc. Class A	20,261	749
* Sears Holdings Corp.	11,288	737
DR Horton Inc.	63,115	720
Leggett & Platt Inc.	35,181	682
Gannett Co. Inc.	53,725	672
Wyndham Worldwide Corp.	40,296	658
Abercrombie & Fitch Co.	19,908	655
Washington Post Co. Class B	1,388	650
Black & Decker Corp.	13,686	634
Comcast Corp.	33,914	545
Harman International Industries Inc.	15,681	531
Lennar Corp. Class A	34,769	495
RadioShack Corp.	28,456	471
* Big Lots Inc.	18,752	469
* Office Depot Inc.	62,197	412
* AutoNation Inc.	21,449	388
Eastman Kodak Co.	60,316	288
KB Home	17,022	283
Meredith Corp.	8,325	249
New York Times Co. Class A	26,002	211
		192,839
Consumer Staples (11.6%)
Procter & Gamble Co.	661,878	38,336
Coca-Cola Co.	525,457	28,217
Wal-Mart Stores Inc.	489,679	24,038
Philip Morris International Inc.	438,505	21,373
PepsiCo Inc./NC	353,364	20,728
CVS Caremark Corp.	327,179	11,693
Kraft Foods Inc.	334,543	8,789
Colgate-Palmolive Co.	112,948	8,616
Walgreen Co.	225,094	8,434
Altria Group Inc.	469,841	8,368
Costco Wholesale Corp.	98,702	5,573
Kimberly-Clark Corp.	94,032	5,546
General Mills Inc.	73,855	4,755
Archer-Daniels-Midland Co.	145,614	4,255
Sysco Corp.	133,855	3,326
Avon Products Inc.	96,621	3,281
Kroger Co.	147,647	3,047
Kellogg Co.	58,173	2,864
HJ Heinz Co.	71,623	2,847
Lorillard Inc.	37,406	2,779
ConAgra Foods Inc.	100,157	2,171
Safeway Inc.	94,775	1,869
Clorox Co.	31,558	1,856
Sara Lee Corp.	157,758	1,757
Molson Coors Brewing Co. Class B	35,450	1,726

Reynolds American Inc.	38,200	1,701
* Dr Pepper Snapple Group Inc.	57,514	1,654
Coca-Cola Enterprises Inc.	71,860	1,539
Hershey Co.	37,535	1,459
JM Smucker Co.	27,058	1,434
Campbell Soup Co.	43,822	1,430
Brown-Forman Corp. Class B	24,930	1,202
Pepsi Bottling Group Inc.	32,586	1,187
McCormick & Co. Inc./MD	29,643	1,006
Estee Lauder Cos. Inc. Class A	26,537	984
* Whole Foods Market Inc.	31,756	968
Tyson Foods Inc. Class A	68,951	871
* Dean Foods Co.	40,700	724
SUPERVALU Inc.	48,046	724
* Constellation Brands Inc. Class A	45,295	686
Hormel Foods Corp.	15,800	561
		244,374
Energy (11.7%)
Exxon Mobil Corp.	1,089,691	74,764
Chevron Corp.	454,708	32,025
Schlumberger Ltd.	271,712	16,194
ConocoPhillips	336,222	15,184
Occidental Petroleum Corp.	183,780	14,408
Apache Corp.	76,070	6,985
Anadarko Petroleum Corp.	111,186	6,975
Devon Energy Corp.	100,606	6,774
Halliburton Co.	204,528	5,547
XTO Energy Inc.	131,638	5,439
Marathon Oil Corp.	160,378	5,116
EOG Resources Inc.	57,061	4,765
Chesapeake Energy Corp.	145,691	4,138
* National Oilwell Varco Inc.	94,793	4,088
Hess Corp.	65,951	3,526
* Southwestern Energy Co.	78,100	3,333
Baker Hughes Inc.	70,410	3,004
Spectra Energy Corp.	146,636	2,777
Noble Energy Inc.	39,355	2,596
Murphy Oil Corp.	43,356	2,496
Valero Energy Corp.	127,360	2,470
Williams Cos. Inc.	132,035	2,359
Peabody Energy Corp.	60,780	2,262
* Cameron International Corp.	49,700	1,880
Consol Energy Inc.	41,119	1,855
Range Resources Corp.	35,636	1,759
El Paso Corp.	159,420	1,645
Diamond Offshore Drilling Inc.	15,651	1,495
* FMC Technologies Inc.	27,858	1,455
Smith International Inc.	49,986	1,435
ENSCO International Inc.	32,200	1,370
* Nabors Industries Ltd.	64,402	1,346
BJ Services Co.	66,260	1,287
Pioneer Natural Resources Co.	25,970	942
* Denbury Resources Inc.	56,493	855
Cabot Oil & Gas Corp.	23,489	840
Sunoco Inc.	26,388	751
Rowan Cos. Inc.	25,786	595
Massey Energy Co.	19,584	546

Tesoro Corp./Texas	31,434	471
		247,752
Financials (15.2%)
JPMorgan Chase & Co.	891,690	39,074
Bank of America Corp.	1,961,828	33,194
Wells Fargo & Co.	1,059,300	29,851
Goldman Sachs Group Inc.	115,876	21,362
Citigroup Inc.	2,958,279	14,318
Morgan Stanley	308,314	9,521
US Bancorp	433,376	9,474
American Express Co.	269,694	9,143
Bank of New York Mellon Corp.	272,747	7,907
MetLife Inc.	185,518	7,063
Travelers Cos. Inc.	128,546	6,328
State Street Corp.	112,060	5,894
Prudential Financial Inc.	104,941	5,238
PNC Financial Services Group Inc.	104,587	5,082
CME Group Inc.	15,061	4,642
Aflac Inc.	105,949	4,528
Simon Property Group Inc.	64,176	4,456
BB&T Corp.	154,448	4,207
Charles Schwab Corp.	215,614	4,129
Chubb Corp.	79,317	3,998
Allstate Corp.	121,582	3,723
Capital One Financial Corp.	103,186	3,687
Franklin Resources Inc.	33,926	3,413
Northern Trust Corp.	54,848	3,190
Marsh & McLennan Cos. Inc.	118,750	2,937
Loews Corp.	82,583	2,828
T Rowe Price Group Inc.	58,180	2,659
SunTrust Banks Inc.	113,299	2,555
* Progressive Corp.	153,693	2,548
AON Corp.	62,129	2,528
Hartford Financial Services Group Inc.	87,324	2,314
Public Storage	30,753	2,314
Vornado Realty Trust	35,329	2,275
Invesco Ltd.	93,986	2,139
Ameriprise Financial Inc.	57,842	2,101
Boston Properties Inc.	31,403	2,058
Principal Financial Group Inc.	72,318	1,981
Discover Financial Services	121,788	1,977
Equity Residential	62,255	1,911
HCP Inc.	66,446	1,910
Fifth Third Bancorp	180,839	1,832
Lincoln National Corp.	68,325	1,770
NYSE Euronext	59,097	1,707
Regions Financial Corp.	269,013	1,671
Unum Group	75,220	1,613
Host Hotels & Resorts Inc.	136,948	1,612
* IntercontinentalExchange Inc.	16,534	1,607
Hudson City Bancorp Inc.	107,400	1,412
Ventas Inc.	35,408	1,363
XL Capital Ltd. Class A	77,720	1,357
* American International Group Inc.	30,492	1,345
AvalonBay Communities Inc.	18,103	1,317
Genworth Financial Inc. Class A	109,126	1,304
Keycorp	198,440	1,290

People's United Financial Inc.	78,712	1,225
ProLogis	100,618	1,199
M&T Bank Corp.	18,619	1,160
Legg Mason Inc.	36,756	1,140
Plum Creek Timber Co. Inc.	36,835	1,129
Health Care REIT Inc.	27,072	1,127
Kimco Realty Corp.	85,723	1,118
* Leucadia National Corp.	43,294	1,070
Comerica Inc.	34,313	1,018
Cincinnati Financial Corp.	36,995	961
* SLM Corp.	106,604	930
Moody's Corp.	44,760	916
Assurant Inc.	26,609	853
Torchmark Corp.	18,746	814
Huntington Bancshares Inc./OH	151,323	713
* NASDAQ OMX Group Inc.	32,335	681
Marshall & Ilsley Corp.	83,908	677
* First Horizon National Corp.	49,953	661
* CB Richard Ellis Group Inc. Class A	53,921	633
Janus Capital Group Inc.	41,389	587
Federated Investors Inc. Class B	20,095	530
Zions Bancorporation	28,633	514
Apartment Investment & Management Co.	26,792	395
* E*Trade Financial Corp.	211,049	369
* MBIA Inc.	35,885	278
		322,355
Health Care (13.1%)
Johnson & Johnson	624,837	38,046
Pfizer Inc.	1,530,367	25,328
Abbott Laboratories	350,587	17,344
Merck & Co. Inc./NJ	478,277	15,128
Wyeth	302,647	14,703
* Amgen Inc.	230,323	13,872
Schering-Plough Corp.	370,629	10,470
Bristol-Myers Squibb Co.	449,349	10,119
* Gilead Sciences Inc.	204,960	9,547
Medtronic Inc.	251,014	9,237
Baxter International Inc.	136,708	7,794
Eli Lilly & Co.	229,447	7,579
UnitedHealth Group Inc.	263,821	6,606
* Medco Health Solutions Inc.	107,402	5,940
* Celgene Corp.	103,979	5,812
* WellPoint Inc.	107,688	5,100
* Express Scripts Inc.	62,186	4,824
* Thermo Fisher Scientific Inc.	92,594	4,044
Allergan Inc./United States	69,698	3,956
Becton Dickinson and Co.	54,372	3,793
* Boston Scientific Corp.	341,834	3,620
McKesson Corp.	60,405	3,597
* Genzyme Corp.	61,220	3,473
* Biogen Idec Inc.	65,608	3,315
* St Jude Medical Inc.	78,805	3,074
Stryker Corp.	63,998	2,907
Aetna Inc.	98,948	2,754
* Zimmer Holdings Inc.	48,528	2,594
* Intuitive Surgical Inc.	8,609	2,258
Cardinal Health Inc.	81,759	2,191

* Forest Laboratories Inc.	68,317	2,011
* Life Technologies Corp.	39,819	1,854
Quest Diagnostics Inc./DE	35,354	1,845
CR Bard Inc.	22,214	1,746
CIGNA Corp.	61,810	1,736
* Hospira Inc.	36,394	1,623
* Laboratory Corp. of America Holdings	24,600	1,616
AmerisourceBergen Corp. Class A	67,644	1,514
* Humana Inc.	38,459	1,435
* DaVita Inc.	23,691	1,342
* Waters Corp.	21,658	1,210
* Varian Medical Systems Inc.	28,449	1,199
DENTSPLY International Inc.	33,753	1,166
* Mylan Inc./PA	69,019	1,105
* Cephalon Inc.	16,792	978
* Millipore Corp.	12,674	891
* CareFusion Corp.	40,729	888
* Watson Pharmaceuticals Inc.	24,077	882
* Coventry Health Care Inc.	33,780	674
IMS Health Inc.	41,704	640
* King Pharmaceuticals Inc.	56,432	608
* Tenet Healthcare Corp.	98,617	580
* Patterson Cos. Inc.	21,040	573
PerkinElmer Inc.	26,237	505
		277,646
Industrials (10.3%)
General Electric Co.	2,409,723	39,568
United Technologies Corp.	213,459	13,006
United Parcel Service Inc. Class B	225,577	12,738
3M Co.	158,383	11,689
Boeing Co.	164,723	8,920
Caterpillar Inc.	140,883	7,232
Emerson Electric Co.	170,560	6,836
Union Pacific Corp.	114,420	6,676
Honeywell International Inc.	170,414	6,331
Lockheed Martin Corp.	73,114	5,709
General Dynamics Corp.	87,322	5,641
FedEx Corp.	70,797	5,325
Burlington Northern Santa Fe Corp.	59,384	4,741
Raytheon Co.	86,055	4,128
Deere & Co.	95,800	4,112
Danaher Corp.	58,646	3,948
Northrop Grumman Corp.	72,154	3,734
Illinois Tool Works Inc.	87,239	3,726
CSX Corp.	88,846	3,719
Norfolk Southern Corp.	83,224	3,588
Waste Management Inc.	111,630	3,329
Precision Castparts Corp.	31,803	3,240
PACCAR Inc.	82,299	3,104
CH Robinson Worldwide Inc.	38,122	2,202
ITT Corp.	41,402	2,159
L-3 Communications Holdings Inc.	26,497	2,128
Eaton Corp.	37,559	2,125
Fluor Corp.	40,908	2,080
Cummins Inc.	45,784	2,052
Republic Services Inc. Class A	73,236	1,946
Parker Hannifin Corp.	36,520	1,893

Rockwell Collins Inc.	35,792	1,818
Expeditors International of Washington Inc.	48,120	1,691
Dover Corp.	42,106	1,632
Southwest Airlines Co.	167,786	1,611
Goodrich Corp.	28,078	1,526
Rockwell Automation Inc./DE	32,333	1,377
* Jacobs Engineering Group Inc.	28,085	1,291
WW Grainger Inc.	14,203	1,269
Flowserve Corp.	12,668	1,248
Pitney Bowes Inc.	47,201	1,173
Fastenal Co.	30,141	1,166
Textron Inc.	61,208	1,162
* Iron Mountain Inc.	40,755	1,087
Masco Corp.	81,419	1,052
RR Donnelley & Sons Co.	46,808	995
* Quanta Services Inc.	44,549	986
* Stericycle Inc.	19,174	929
Avery Dennison Corp.	25,687	925
Cintas Corp.	29,702	900
Dun & Bradstreet Corp.	11,939	899
Pall Corp.	26,795	865
Robert Half International Inc.	34,501	863
Equifax Inc.	28,687	836
Stanley Works	17,866	763
* Monster Worldwide Inc.	28,682	501
Ryder System Inc.	12,604	492
Snap-On Inc.	13,067	454
* Raytheon Co. Warrants Exp. 06/16/2011	2,287	26
		217,162
Information Technology (18.7%)
Microsoft Corp.	1,757,876	45,511
* Apple Inc.	203,109	37,650
International Business Machines Corp.	297,314	35,562
* Cisco Systems Inc.	1,307,882	30,788
* Google Inc. Class A	54,547	27,047
Hewlett-Packard Co.	537,605	25,380
Intel Corp.	1,269,345	24,841
Oracle Corp.	885,555	18,455
QUALCOMM Inc.	377,042	16,959
* EMC Corp./Massachusetts	458,701	7,816
Texas Instruments Inc.	286,252	6,781
* eBay Inc.	254,700	6,014
* Dell Inc.	390,612	5,961
Corning Inc.	352,883	5,403
* Yahoo! Inc.	270,400	4,816
Automatic Data Processing Inc.	113,903	4,476
Motorola Inc.	520,709	4,473
Mastercard Inc. Class A	21,743	4,395
Applied Materials Inc.	302,455	4,053
* Adobe Systems Inc.	118,890	3,928
* Juniper Networks Inc.	119,089	3,218
* Symantec Corp.	184,755	3,043
Western Union Co.	158,922	3,007
* Broadcom Corp. Class A	97,945	3,006
* Cognizant Technology Solutions Corp. Class A	66,610	2,575
* Agilent Technologies Inc.	78,147	2,175
Paychex Inc.	72,975	2,120

* Intuit Inc.	73,244	2,088
* NetApp Inc.	76,218	2,034
CA Inc.	90,235	1,984
* Nvidia Corp.	124,081	1,865
* Western Digital Corp.	50,724	1,853
Analog Devices Inc.	66,217	1,826
* Computer Sciences Corp.	34,414	1,814
* Fiserv Inc.	35,091	1,691
* Citrix Systems Inc.	41,500	1,628
* Micron Technology Inc.	191,709	1,572
* BMC Software Inc.	41,785	1,568
* McAfee Inc.	35,600	1,559
* Sun Microsystems Inc.	170,207	1,547
Xerox Corp.	197,835	1,531
Amphenol Corp. Class A	39,003	1,470
Xilinx Inc.	62,486	1,463
* Salesforce.com Inc.	24,733	1,408
* Electronic Arts Inc.	73,455	1,399
Linear Technology Corp.	50,597	1,398
Kla-Tencor Corp.	38,659	1,386
Altera Corp.	66,991	1,374
* Autodesk Inc.	52,233	1,243
* Affiliated Computer Services Inc. Class A	22,200	1,203
* Red Hat Inc.	42,627	1,178
Harris Corp.	29,800	1,121
* SanDisk Corp.	51,585	1,119
Fidelity National Information Services Inc.	43,401	1,107
Microchip Technology Inc.	41,639	1,103
* Teradata Corp.	38,979	1,073
* VeriSign Inc.	43,731	1,036
* FLIR Systems Inc.	34,496	965
* MEMC Electronic Materials Inc.	50,704	843
* LSI Corp.	148,952	818
* Akamai Technologies Inc.	38,973	767
National Semiconductor Corp.	53,316	761
* Advanced Micro Devices Inc.	127,945	724
Total System Services Inc.	44,544	718
Molex Inc.	30,822	644
* Tellabs Inc.	89,615	620
Jabil Circuit Inc.	41,920	562
* Novellus Systems Inc.	22,048	463
* QLogic Corp.	26,680	459
* Compuware Corp.	53,876	395
* Lexmark International Inc. Class A	17,608	379
* Teradyne Inc.	40,200	372
* JDS Uniphase Corp.	50,091	356
* Novell Inc.	78,481	354
* Ciena Corp.	20,565	335
* Convergys Corp.	27,600	274
		394,903
Materials (3.5%)
Monsanto Co.	123,739	9,577
Dow Chemical Co.	259,409	6,763
EI Du Pont de Nemours & Co.	204,831	6,583
Freeport-McMoRan Copper & Gold Inc.	93,315	6,402
Praxair Inc.	69,584	5,684
Newmont Mining Corp.	111,148	4,893

Air Products & Chemicals Inc.	47,662	3,698
Nucor Corp.	71,340	3,354
Alcoa Inc.	220,796	2,897
Ecolab Inc.	53,660	2,481
International Paper Co.	98,263	2,184
PPG Industries Inc.	37,404	2,177
Weyerhaeuser Co.	48,028	1,760
Vulcan Materials Co.	28,360	1,534
Sigma-Aldrich Corp.	27,620	1,491
United States Steel Corp.	32,360	1,436
* Owens-Illinois Inc.	38,345	1,415
Ball Corp.	21,287	1,047
CF Industries Holdings Inc.	10,889	939
FMC Corp.	16,464	926
Airgas Inc.	18,357	888
Eastman Chemical Co.	16,462	881
MeadWestvaco Corp.	38,699	863
* Pactiv Corp.	29,977	781
Allegheny Technologies Inc.	22,200	777
Sealed Air Corp.	35,792	703
International Flavors & Fragrances Inc.	17,934	680
Bemis Co. Inc.	24,350	631
AK Steel Holding Corp.	25,100	495
Titanium Metals Corp.	19,400	186
		74,126
Telecommunication Services (3.2%)
AT&T Inc.	1,337,814	36,134
Verizon Communications Inc.	643,991	19,494
* American Tower Corp. Class A	89,513	3,258
* Sprint Nextel Corp.	652,908	2,579
CenturyTel Inc.	67,305	2,261
Qwest Communications International Inc.	337,699	1,287
Windstream Corp.	98,738	1,000
* MetroPCS Communications Inc.	58,528	548
Frontier Communications Corp.	70,959	535
		67,096
Utilities (3.7%)
Exelon Corp.	149,383	7,412
Southern Co.	180,508	5,717
FPL Group Inc.	93,295	5,153
Dominion Resources Inc./VA	135,028	4,658
Duke Energy Corp.	293,850	4,625
Public Service Enterprise Group Inc.	114,590	3,603
Entergy Corp.	44,345	3,541
PG&E Corp.	83,998	3,401
American Electric Power Co. Inc.	107,998	3,347
FirstEnergy Corp.	69,240	3,166
Sempra Energy	55,632	2,771
PPL Corp.	85,589	2,597
Consolidated Edison Inc.	62,482	2,558
Progress Energy Inc.	63,490	2,480
Edison International	73,779	2,477
* AES Corp.	151,635	2,247
Xcel Energy Inc.	103,574	1,993
Questar Corp.	39,568	1,486
Constellation Energy Group Inc.	45,676	1,478
Ameren Corp.	53,161	1,344

DTE Energy Co.	37,379	1,313
EQT Corp.	29,684	1,264
Wisconsin Energy Corp.	26,406	1,193
Centerpoint Energy Inc.	88,088	1,095
Allegheny Energy Inc.	38,600	1,024
Northeast Utilities	39,959	949
SCANA Corp.	25,088	876
NiSource Inc.	62,343	866
Pinnacle West Capital Corp.	23,140	759
Pepco Holdings Inc.	49,855	742
CMS Energy Corp.	51,981	697
TECO Energy Inc.	48,710	686
Integrys Energy Group Inc.	17,353	623
Nicor Inc.	10,180	372
* Dynegy Inc. Class A	117,202	299
		78,812
Total Investments (100.1%) (Cost $2,064,674)		2,117,065
Other Assets and Liabilities-Net (-0.1%)		(1,174)
Net Assets (100%)		2,115,891

*	Non-income-producing security. REIT—Real Estate Investment Trust.

Tax-Managed Growth & Income Fund

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At September 30, 2009, the cost of investment securities for tax purposes was $2,064,674,000. Net unrealized appreciation of investment securities for tax purposes was $52,391,000, consisting of unrealized gains of $356,899,000 on securities that had risen in value since their purchase and $304,508,000 in unrealized losses on securities that had fallen in value since their purchase.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At September 30, 2009, 100% of the fund's investments were valued based on Level 1 inputs.

Vanguard Tax-Managed Capital Appreciation Fund

Schedule of Investments
As of September 30, 2009

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (9.9%)
McDonald's Corp.	358,560	20,463
Walt Disney Co.	637,436	17,504
Home Depot Inc.	480,000	12,787
Comcast Corp. Class A	755,371	12,758
Target Corp.	270,600	12,632
* Amazon.com Inc.	121,100	11,306
Time Warner Inc.	376,649	10,840
Lowe's Cos. Inc.	498,600	10,441
News Corp. Class A	831,630	9,971
NIKE Inc. Class B	127,200	8,230
* Kohl's Corp.	125,950	7,185
* Starbucks Corp.	322,352	6,657
Yum! Brands Inc.	189,760	6,406
Johnson Controls Inc.	237,600	6,073
* DIRECTV Group Inc.	207,202	5,715
Best Buy Co. Inc.	141,084	5,293
* Liberty Media Corp. - Entertainment Class A	163,924	5,100
Gap Inc.	234,487	5,018
Coach Inc.	151,400	4,984
* Ford Motor Co.	684,000	4,932
* Bed Bath & Beyond Inc.	129,817	4,873
* Viacom Inc. Class B	171,033	4,796
* Apollo Group Inc. Class A	56,729	4,179
Time Warner Cable Inc.	94,542	4,074
Marriott International Inc./DE Class A	145,380	4,011
* Liberty Media Corp. - Interactive	362,723	3,979
* Carmax Inc.	162,546	3,397
Polo Ralph Lauren Corp. Class A	43,400	3,325
McGraw-Hill Cos. Inc.	122,900	3,090
* Dollar Tree Inc.	61,234	2,981
Starwood Hotels & Resorts Worldwide Inc.	88,624	2,927
* O'Reilly Automotive Inc.	79,848	2,886
Ross Stores Inc.	60,296	2,880
Darden Restaurants Inc.	83,850	2,862
Pulte Homes Inc.	256,342	2,817
DeVry Inc.	50,459	2,791
International Game Technology	129,600	2,784
Hasbro Inc.	96,600	2,681
* Office Depot Inc.	398,600	2,639
BorgWarner Inc.	84,800	2,566
* NVR Inc.	3,980	2,537
Advance Auto Parts Inc.	62,402	2,451
PetSmart Inc.	112,600	2,449
* Discovery Communications Inc.	90,137	2,346
* AutoZone Inc.	15,900	2,325
Scripps Networks Interactive Inc. Class A	62,170	2,297
Staples Inc.	94,495	2,194
John Wiley & Sons Inc. Class A	58,700	2,042
* AutoNation Inc.	109,580	1,981

* Expedia Inc.	81,125	1,943
Phillips-Van Heusen Corp.	44,000	1,883
Omnicom Group Inc.	50,600	1,869
International Speedway Corp. Class A	62,378	1,720
* Liberty Global Inc.	75,207	1,689
* Mohawk Industries Inc.	34,700	1,655
Gentex Corp.	116,252	1,645
Brinker International Inc.	102,750	1,616
* Lamar Advertising Co. Class A	56,186	1,542
CBS Corp. Class B	127,174	1,532
* Liberty Global Inc. Class A	67,398	1,521
* Career Education Corp.	60,400	1,473
DR Horton Inc.	126,366	1,442
Harley-Davidson Inc.	56,800	1,306
Cablevision Systems Corp. Class A	54,344	1,291
American Eagle Outfitters Inc.	75,991	1,281
Washington Post Co. Class B	2,720	1,273
* Toll Brothers Inc.	64,600	1,262
Foot Locker Inc.	103,900	1,242
Weight Watchers International Inc.	45,200	1,240
Barnes & Noble Inc.	53,900	1,198
* Brink's Home Security Holdings Inc.	36,800	1,133
Macy's Inc.	56,800	1,039
Nordstrom Inc.	32,300	986
Black & Decker Corp.	20,977	971
RadioShack Corp.	58,000	961
Harman International Industries Inc.	28,000	949
WABCO Holdings Inc.	44,400	932
Virgin Media Inc.	62,269	867
Lennar Corp. Class A	54,600	778
Abercrombie & Fitch Co.	23,300	766
* Boyd Gaming Corp.	67,200	735
* MGM Mirage	56,746	683
Mattel Inc.	36,032	665
* Sears Holdings Corp.	7,200	470
Comcast Corp.	26,219	422
* Liberty Media Corp. - Capital	16,431	344
* Wynn Resorts Ltd.	2,000	142
* Hanesbrands Inc.	5,575	119
Lennar Corp. Class B	8,300	94
* Krispy Kreme Doughnuts Inc. Warrants Exp. 03/02/2012	2,684	—
		316,134
Consumer Staples (10.8%)
Procter & Gamble Co.	917,278	53,129
Coca-Cola Co.	690,000	37,053
Wal-Mart Stores Inc.	696,528	34,193
PepsiCo Inc./NC	506,500	29,711
Philip Morris International Inc.	532,909	25,974
CVS Caremark Corp.	495,554	17,711
Walgreen Co.	307,300	11,515
Colgate-Palmolive Co.	115,900	8,841
Costco Wholesale Corp.	156,100	8,813
Kraft Foods Inc.	321,031	8,433
Archer-Daniels-Midland Co.	249,273	7,284
Altria Group Inc.	359,878	6,409
Kroger Co.	263,700	5,443
* Dr Pepper Snapple Group Inc.	148,200	4,261
Clorox Co.	69,120	4,066

Bunge Ltd.	62,800	3,932
Coca-Cola Enterprises Inc.	180,300	3,860
Campbell Soup Co.	110,900	3,618
Molson Coors Brewing Co. Class B	71,900	3,500
Pepsi Bottling Group Inc.	92,479	3,370
Safeway Inc.	170,462	3,361
Hershey Co.	81,300	3,159
Brown-Forman Corp. Class B	64,646	3,117
Estee Lauder Cos. Inc. Class A	82,900	3,074
* Energizer Holdings Inc.	44,128	2,927
General Mills Inc.	44,400	2,858
Tyson Foods Inc. Class A	222,444	2,809
* Constellation Brands Inc. Class A	183,300	2,777
* Hansen Natural Corp.	75,200	2,763
Church & Dwight Co. Inc.	47,100	2,672
Kimberly-Clark Corp.	44,440	2,621
Del Monte Foods Co.	224,900	2,604
JM Smucker Co.	49,024	2,599
McCormick & Co. Inc./MD	76,100	2,583
* Dean Foods Co.	137,200	2,441
Alberto-Culver Co. Class B	82,614	2,287
PepsiAmericas Inc.	80,030	2,286
Hormel Foods Corp.	62,600	2,224
Kellogg Co.	44,300	2,181
Corn Products International Inc.	72,200	2,059
Avon Products Inc.	59,300	2,014
* Smithfield Foods Inc.	141,335	1,950
* NBTY Inc.	37,300	1,476
* Whole Foods Market Inc.	32,840	1,001
Sara Lee Corp.	44,600	497
Mead Johnson Nutrition Co. Class A	9,500	429
Sysco Corp.	17,111	425
* Central European Distribution Corp.	11,600	380
* BJ's Wholesale Club Inc.	9,300	337
ConAgra Foods Inc.	11,200	243
Reynolds American Inc.	106	5
		343,275
Energy (11.4%)
Exxon Mobil Corp.	1,507,584	103,435
Chevron Corp.	605,838	42,669
Schlumberger Ltd.	312,000	18,595
ConocoPhillips	390,140	17,619
Occidental Petroleum Corp.	190,339	14,923
Anadarko Petroleum Corp.	179,316	11,249
Apache Corp.	121,662	11,172
Devon Energy Corp.	148,622	10,007
XTO Energy Inc.	205,241	8,481
EOG Resources Inc.	100,300	8,376
* National Oilwell Varco Inc.	170,541	7,355
Hess Corp.	109,600	5,859
* Southwestern Energy Co.	134,200	5,728
Baker Hughes Inc.	124,580	5,315
Noble Energy Inc.	79,600	5,250
Peabody Energy Corp.	133,900	4,984
Williams Cos. Inc.	247,700	4,426
* Cameron International Corp.	114,200	4,319
Halliburton Co.	158,200	4,290
Range Resources Corp.	82,500	4,072

Chesapeake Energy Corp.	143,311	4,070
* FMC Technologies Inc.	76,250	3,983
Diamond Offshore Drilling Inc.	39,700	3,792
ENSCO International Inc.	85,210	3,625
Valero Energy Corp.	182,480	3,538
* Newfield Exploration Co.	82,300	3,503
* Pride International Inc.	106,400	3,239
Helmerich & Payne Inc.	81,480	3,221
Pioneer Natural Resources Co.	88,400	3,208
Cimarex Energy Co.	71,300	3,089
BJ Services Co.	147,100	2,858
Cabot Oil & Gas Corp.	79,535	2,843
Smith International Inc.	91,300	2,620
Marathon Oil Corp.	81,100	2,587
St Mary Land & Exploration Co.	76,500	2,483
Southern Union Co.	105,700	2,198
* Mariner Energy Inc.	137,652	1,952
Rowan Cos. Inc.	80,600	1,859
* Plains Exploration & Production Co.	66,760	1,847
* Continental Resources Inc./OK	43,900	1,720
Arch Coal Inc.	73,400	1,624
Consol Energy Inc.	33,900	1,529
* Forest Oil Corp.	65,300	1,278
* Unit Corp.	12,800	528
Patterson-UTI Energy Inc.	21,200	320
* Seahawk Drilling Inc.	7,093	221
Tesoro Corp./Texas	7,100	106
* Denbury Resources Inc.	2,300	35
* Superior Energy Services Inc.	1,048	24
		362,024
Financials (14.7%)
JPMorgan Chase & Co.	1,079,621	47,309
Bank of America Corp.	2,353,966	39,829
Wells Fargo & Co.	1,285,108	36,214
Goldman Sachs Group Inc.	139,830	25,778
Citigroup Inc.	2,382,193	11,530
American Express Co.	331,300	11,231
US Bancorp	392,700	8,584
State Street Corp.	161,878	8,515
Prudential Financial Inc.	166,404	8,305
Morgan Stanley	264,800	8,177
Aflac Inc.	186,400	7,967
CME Group Inc.	25,501	7,859
Charles Schwab Corp.	377,200	7,223
MetLife Inc.	175,820	6,694
Franklin Resources Inc.	66,000	6,640
Bank of New York Mellon Corp.	224,606	6,511
Capital One Financial Corp.	158,900	5,678
Loews Corp.	159,508	5,463
* Progressive Corp.	317,400	5,263
Travelers Cos. Inc.	101,877	5,015
Discover Financial Services	287,700	4,669
Public Storage	61,200	4,605
Ameriprise Financial Inc.	123,360	4,482
T Rowe Price Group Inc.	92,978	4,249
Host Hotels & Resorts Inc.	352,449	4,148
Fifth Third Bancorp	403,300	4,085
Unum Group	188,000	4,031

PNC Financial Services Group Inc.	82,831	4,025
Boston Properties Inc.	51,900	3,402
* TD Ameritrade Holding Corp.	170,900	3,353
BlackRock Inc.	15,450	3,350
Hudson City Bancorp Inc.	251,902	3,313
Principal Financial Group Inc.	120,400	3,298
Allstate Corp.	102,300	3,132
Plum Creek Timber Co. Inc.	100,900	3,092
Torchmark Corp.	68,100	2,958
* Leucadia National Corp.	117,400	2,902
* Markel Corp.	8,620	2,843
AvalonBay Communities Inc.	38,375	2,791
* SLM Corp.	319,300	2,784
Janus Capital Group Inc.	194,000	2,751
People's United Financial Inc.	174,014	2,708
* American International Group Inc.	60,321	2,661
M&T Bank Corp.	42,600	2,655
Hospitality Properties Trust	129,670	2,641
Forest City Enterprises Inc. Class A	197,039	2,634
* CB Richard Ellis Group Inc. Class A	223,924	2,629
Reinsurance Group of America Inc. Class A	58,819	2,623
* St Joe Co.	89,800	2,615
* First Horizon National Corp.	197,330	2,611
* Arch Capital Group Ltd.	38,300	2,587
WR Berkley Corp.	102,297	2,586
SEI Investments Co.	129,770	2,554
Apartment Investment & Management Co.	170,003	2,508
HCC Insurance Holdings Inc.	91,600	2,505
Jones Lang LaSalle Inc.	52,100	2,468
Cullen/Frost Bankers Inc.	47,600	2,458
Assurant Inc.	75,300	2,414
Eaton Vance Corp.	86,202	2,413
* Affiliated Managers Group Inc.	36,800	2,392
Moody's Corp.	114,000	2,333
Hanover Insurance Group Inc.	55,800	2,306
Lazard Ltd. Class A	55,686	2,300
StanCorp Financial Group Inc.	56,500	2,281
Brown & Brown Inc.	118,600	2,272
Popular Inc.	799,220	2,262
Legg Mason Inc.	72,200	2,240
AMB Property Corp.	97,504	2,238
* AmeriCredit Corp.	141,500	2,234
Transatlantic Holdings Inc.	44,114	2,213
Commerce Bancshares Inc./Kansas City MO	57,767	2,151
First Citizens BancShares Inc./NC Class A	13,442	2,139
Raymond James Financial Inc.	89,650	2,087
Genworth Financial Inc. Class A	171,900	2,054
BOK Financial Corp.	44,171	2,046
Northern Trust Corp.	34,773	2,022
Whitney Holding Corp./LA	194,616	1,857
Wesco Financial Corp.	5,590	1,820
Federated Investors Inc. Class B	68,250	1,800
Camden Property Trust	42,400	1,709
* CNA Financial Corp.	69,500	1,678
* Alleghany Corp.	6,467	1,675
City National Corp./CA	42,000	1,635
TFS Financial Corp.	132,654	1,579
Chubb Corp.	30,900	1,558

Douglas Emmett Inc.	121,273	1,489
Kimco Realty Corp.	112,300	1,464
Marshall & Ilsley Corp.	169,300	1,366
SL Green Realty Corp.	30,400	1,333
Hartford Financial Services Group Inc.	49,200	1,304
Digital Realty Trust Inc.	28,440	1,300
BB&T Corp.	46,300	1,261
White Mountains Insurance Group Ltd.	3,828	1,175
Zions Bancorporation	58,100	1,044
Lincoln National Corp.	39,834	1,032
New York Community Bancorp Inc.	86,400	987
ProLogis	80,068	954
Bank of Hawaii Corp.	20,100	835
American Financial Group Inc./OH	32,200	821
Simon Property Group Inc.	10,981	762
SunTrust Banks Inc.	33,800	762
BRE Properties Inc.	21,500	673
AON Corp.	16,400	667
Synovus Financial Corp.	161,056	604
CapitalSource Inc.	130,938	568
Federal Realty Investment Trust	8,200	503
* MBIA Inc.	57,000	442
Taubman Centers Inc.	11,300	408
Regions Financial Corp.	49,934	310
GLG Partners Inc.	75,400	304
Invesco Ltd.	12,010	273
Keycorp	39,369	256
Bancorpsouth Inc.	4,000	98
Wilmington Trust Corp.	3,100	44
Essex Property Trust Inc.	300	24
		466,262
Health Care (13.1%)
Johnson & Johnson	810,598	49,357
Pfizer Inc.	1,820,760	30,134
* Amgen Inc.	338,125	20,365
Abbott Laboratories	407,600	20,164
Wyeth	411,700	20,000
Schering-Plough Corp.	555,100	15,682
Merck & Co. Inc./NJ	489,000	15,467
* Gilead Sciences Inc.	311,400	14,505
* Medco Health Solutions Inc.	178,242	9,859
* Celgene Corp.	174,800	9,771
Medtronic Inc.	263,600	9,701
UnitedHealth Group Inc.	367,662	9,206
Bristol-Myers Squibb Co.	388,254	8,744
* WellPoint Inc.	180,416	8,545
* Thermo Fisher Scientific Inc.	167,106	7,298
Baxter International Inc.	127,341	7,260
Allergan Inc./United States	125,750	7,138
* Express Scripts Inc.	81,862	6,351
* Genzyme Corp.	111,500	6,325
* Biogen Idec Inc.	123,861	6,257
Eli Lilly & Co.	173,085	5,717
Becton Dickinson and Co.	80,600	5,622
Aetna Inc.	197,988	5,510
* St Jude Medical Inc.	139,832	5,455
Stryker Corp.	109,200	4,961
* Forest Laboratories Inc.	156,600	4,610

McKesson Corp.	73,424	4,372
* Zimmer Holdings Inc.	81,170	4,339
* Hospira Inc.	91,740	4,092
AmerisourceBergen Corp. Class A	179,200	4,011
Quest Diagnostics Inc./DE	76,800	4,008
* Life Technologies Corp.	84,735	3,944
Cardinal Health Inc.	145,512	3,900
* Laboratory Corp. of America Holdings	57,100	3,751
CIGNA Corp.	129,300	3,632
* Mylan Inc./PA	215,837	3,456
* Waters Corp.	61,400	3,430
* Henry Schein Inc.	62,400	3,426
DENTSPLY International Inc.	98,300	3,395
Beckman Coulter Inc.	47,600	3,282
* Humana Inc.	79,300	2,958
* Watson Pharmaceuticals Inc.	78,500	2,876
* Millipore Corp.	39,800	2,799
* Mettler-Toledo International Inc.	30,700	2,781
* Endo Pharmaceuticals Holdings Inc.	115,700	2,618
Universal Health Services Inc. Class B	40,800	2,527
* King Pharmaceuticals Inc.	232,962	2,509
PerkinElmer Inc.	124,804	2,401
CR Bard Inc.	29,300	2,303
Perrigo Co.	64,840	2,204
* Boston Scientific Corp.	207,945	2,202
IMS Health Inc.	135,552	2,081
* Lincare Holdings Inc.	66,500	2,078
* Patterson Cos. Inc.	73,530	2,004
Pharmaceutical Product Development Inc.	84,803	1,861
Teleflex Inc.	37,000	1,787
* Coventry Health Care Inc.	81,025	1,617
* CareFusion Corp.	72,756	1,586
* Sepracor Inc.	58,700	1,344
* Kinetic Concepts Inc.	31,000	1,146
* Health Net Inc.	74,200	1,143
* Varian Medical Systems Inc.	26,500	1,116
Omnicare Inc.	40,900	921
* Amylin Pharmaceuticals Inc.	47,800	654
* Abraxis Bioscience Inc.	14,415	524
* DaVita Inc.	2,200	125
		415,207
Industrials (10.6%)
General Electric Co.	2,935,972	48,209
United Technologies Corp.	283,300	17,261
Boeing Co.	236,770	12,821
3M Co.	154,200	11,380
Lockheed Martin Corp.	116,800	9,120
General Dynamics Corp.	135,000	8,721
FedEx Corp.	110,700	8,327
United Parcel Service Inc. Class B	147,300	8,318
Illinois Tool Works Inc.	175,200	7,483
Union Pacific Corp.	123,914	7,230
Danaher Corp.	105,100	7,075
CSX Corp.	160,100	6,702
Norfolk Southern Corp.	148,200	6,389
Precision Castparts Corp.	62,400	6,357
Emerson Electric Co.	142,400	5,707
PACCAR Inc.	149,110	5,623

Caterpillar Inc.	106,772	5,481
Honeywell International Inc.	131,400	4,882
ITT Corp.	92,700	4,834
CH Robinson Worldwide Inc.	83,200	4,805
L-3 Communications Holdings Inc.	57,200	4,594
Cummins Inc.	101,200	4,535
Deere & Co.	104,800	4,498
Waste Management Inc.	149,097	4,446
Parker Hannifin Corp.	85,200	4,417
Fluor Corp.	86,200	4,383
Burlington Northern Santa Fe Corp.	54,898	4,383
Rockwell Collins Inc.	85,600	4,348
Raytheon Co.	85,833	4,117
Southwest Airlines Co.	413,387	3,969
Expeditors International of Washington Inc.	112,361	3,949
Northrop Grumman Corp.	72,268	3,740
Flowserve Corp.	36,900	3,636
WW Grainger Inc.	38,500	3,440
Joy Global Inc.	69,800	3,416
Fastenal Co.	84,100	3,255
* Jacobs Engineering Group Inc.	70,300	3,230
Manpower Inc.	54,600	3,096
Roper Industries Inc.	59,000	3,008
Pall Corp.	92,500	2,986
* Iron Mountain Inc.	111,100	2,962
Bucyrus International Inc. Class A	80,239	2,858
AMETEK Inc.	80,000	2,793
Dun & Bradstreet Corp.	36,200	2,727
Equifax Inc.	93,200	2,716
* Quanta Services Inc.	122,500	2,711
* Stericycle Inc.	53,300	2,582
MSC Industrial Direct Co. Class A	59,200	2,580
JB Hunt Transport Services Inc.	79,500	2,554
Valmont Industries Inc.	29,537	2,516
Donaldson Co. Inc.	71,300	2,469
IDEX Corp.	86,400	2,415
SPX Corp.	37,400	2,292
Toro Co.	57,400	2,283
Landstar System Inc.	59,289	2,257
* Alliant Techsystems Inc.	28,600	2,227
Carlisle Cos. Inc.	65,200	2,211
Robert Half International Inc.	87,500	2,189
Cintas Corp.	70,766	2,145
KBR Inc.	89,249	2,079
Con-way Inc.	54,200	2,077
Manitowoc Co. Inc.	208,774	1,977
* Terex Corp.	69,400	1,439
Lennox International Inc.	35,090	1,267
Textron Inc.	61,020	1,158
UTi Worldwide Inc.	77,587	1,123
Brink's Co.	36,800	990
Graco Inc.	33,700	939
* Gardner Denver Inc.	19,846	692
Republic Services Inc. Class A	19,512	518
* Hertz Global Holdings Inc.	22,000	238
Ryder System Inc.	3,600	141
* AGCO Corp.	3,600	99
* Raytheon Co. Warrants Exp. 06/16/2011	2,285	26

* Owens Corning	1,100	25
* AMR Corp.	3,100	25
		336,471
Information Technology (18.8%)
Microsoft Corp.	2,376,500	61,528
* Apple Inc.	279,400	51,792
International Business Machines Corp.	394,058	47,133
* Cisco Systems Inc.	1,837,900	43,264
* Google Inc. Class A	76,450	37,908
Hewlett-Packard Co.	768,958	36,303
Intel Corp.	1,539,200	30,122
Oracle Corp.	1,244,934	25,944
QUALCOMM Inc.	415,720	18,699
* EMC Corp./Massachusetts	721,000	12,286
Visa Inc. Class A	162,298	11,216
Texas Instruments Inc.	466,100	11,042
* eBay Inc.	423,969	10,010
* Dell Inc.	643,800	9,824
* Yahoo! Inc.	468,600	8,346
Corning Inc.	504,200	7,719
Applied Materials Inc.	538,100	7,211
* Adobe Systems Inc.	215,700	7,127
Mastercard Inc. Class A	31,020	6,271
Western Union Co.	309,895	5,863
* Symantec Corp.	354,353	5,836
* Broadcom Corp. Class A	175,950	5,400
* Agilent Technologies Inc.	166,306	4,628
CA Inc.	201,266	4,426
* Western Digital Corp.	119,100	4,351
* Computer Sciences Corp.	78,900	4,159
* Intuit Inc.	142,600	4,064
* Fiserv Inc.	83,350	4,018
* NetApp Inc.	144,963	3,868
Automatic Data Processing Inc.	98,100	3,855
Amphenol Corp. Class A	99,000	3,730
Kla-Tencor Corp.	100,800	3,615
* BMC Software Inc.	95,000	3,565
* Nvidia Corp.	234,750	3,528
Altera Corp.	170,147	3,490
Fidelity National Information Services Inc.	134,759	3,438
Linear Technology Corp.	124,200	3,432
Analog Devices Inc.	118,166	3,259
* Juniper Networks Inc.	119,000	3,215
* Affiliated Computer Services Inc. Class A	58,400	3,164
Global Payments Inc.	67,700	3,162
Motorola Inc.	347,230	2,983
* LSI Corp.	514,328	2,824
* Lam Research Corp.	82,108	2,805
* Citrix Systems Inc.	71,356	2,799
* Teradata Corp.	99,574	2,740
* Avnet Inc.	105,400	2,737
* Autodesk Inc.	109,588	2,608
* QLogic Corp.	150,000	2,580
* Arrow Electronics Inc.	91,500	2,576
Xerox Corp.	305,400	2,364
Lender Processing Services Inc.	61,250	2,338
* Tech Data Corp.	55,510	2,310
* Fairchild Semiconductor International Inc. Class A	224,958	2,301

Molex Inc.	104,756	2,187
* Compuware Corp.	294,562	2,159
* Ingram Micro Inc.	125,000	2,106
* Synopsys Inc.	89,121	1,998
* DST Systems Inc.	42,800	1,917
* Tellabs Inc.	266,900	1,847
Microchip Technology Inc.	65,100	1,725
* Electronic Arts Inc.	90,200	1,718
Total System Services Inc.	104,059	1,676
Xilinx Inc.	71,336	1,671
National Semiconductor Corp.	96,600	1,379
* NCR Corp.	99,574	1,376
* Metavante Technologies Inc.	39,866	1,375
Intersil Corp. Class A	85,600	1,311
Broadridge Financial Solutions Inc.	58,725	1,180
* Lexmark International Inc. Class A	50,300	1,083
* Atmel Corp.	248,700	1,042
* Teradyne Inc.	110,200	1,019
* Zebra Technologies Corp.	27,257	707
* IAC/InterActiveCorp	24,515	495
* Activision Blizzard Inc.	32,800	406
* Sun Microsystems Inc.	30,475	277
* Novellus Systems Inc.	13,100	275
Harris Corp.	4,300	162
		596,867
Materials (3.8%)
Monsanto Co.	180,334	13,958
Freeport-McMoRan Copper & Gold Inc.	154,254	10,583
Praxair Inc.	117,000	9,558
Newmont Mining Corp.	175,086	7,707
Nucor Corp.	129,600	6,092
EI Du Pont de Nemours & Co.	160,300	5,152
Ecolab Inc.	97,200	4,494
Mosaic Co.	79,300	3,812
Sigma-Aldrich Corp.	70,000	3,779
* Owens-Illinois Inc.	101,200	3,734
Dow Chemical Co.	127,700	3,329
Airgas Inc.	64,900	3,139
Ball Corp.	62,100	3,055
FMC Corp.	53,700	3,021
CF Industries Holdings Inc.	35,000	3,018
Albemarle Corp.	87,100	3,014
Celanese Corp. Class A	116,311	2,908
Martin Marietta Materials Inc.	30,600	2,817
* Pactiv Corp.	108,140	2,817
Nalco Holding Co.	133,300	2,731
Scotts Miracle-Gro Co. Class A	55,099	2,366
Allegheny Technologies Inc.	60,900	2,131
United States Steel Corp.	47,600	2,112
Sealed Air Corp.	106,072	2,082
Titanium Metals Corp.	217,060	2,082
Reliance Steel & Aluminum Co.	46,300	1,971
Schnitzer Steel Industries Inc.	33,724	1,796
* Intrepid Potash Inc.	73,020	1,723
Cytec Industries Inc.	51,800	1,682
Cliffs Natural Resources Inc.	29,461	953
International Paper Co.	35,900	798
Southern Copper Corp.	21,000	644

Valspar Corp.	23,400	644
Packaging Corp. of America	26,600	543
Air Products & Chemicals Inc.	5,700	442
Vulcan Materials Co.	7,638	413
* Crown Holdings Inc.	11,800	321
		121,421
Telecommunication Services (3.1%)
AT&T Inc.	1,749,979	47,267
Verizon Communications Inc.	756,842	22,910
* American Tower Corp. Class A	166,400	6,057
* Crown Castle International Corp.	148,800	4,666
* Sprint Nextel Corp.	1,093,856	4,321
CenturyTel Inc.	112,797	3,790
Qwest Communications International Inc.	592,705	2,258
* SBA Communications Corp. Class A	52,823	1,428
Telephone & Data Systems Inc.	43,601	1,352
* United States Cellular Corp.	32,300	1,262
Telephone & Data Systems Inc. - Special Common Shares	33,200	985
Frontier Communications Corp.	52,351	395
Windstream Corp.	20,957	212
* Level 3 Communications Inc.	119,100	166
		97,069
Utilities (3.8%)
Exelon Corp.	229,000	11,363
FPL Group Inc.	122,451	6,763
Entergy Corp.	77,000	6,149
PG&E Corp.	145,600	5,895
Sempra Energy	107,736	5,366
* AES Corp.	335,948	4,979
Edison International	142,500	4,785
* NRG Energy Inc.	149,800	4,223
Southern Co.	121,500	3,848
Questar Corp.	101,700	3,820
EQT Corp.	84,700	3,608
Wisconsin Energy Corp.	73,200	3,306
MDU Resources Group Inc.	137,050	2,857
* Calpine Corp.	244,080	2,812
* RRI Energy Inc.	391,272	2,794
Centerpoint Energy Inc.	223,800	2,782
Constellation Energy Group Inc.	83,300	2,696
Energen Corp.	62,400	2,689
Allegheny Energy Inc.	101,089	2,681
Northeast Utilities	110,600	2,626
NV Energy Inc.	224,483	2,602
SCANA Corp.	74,200	2,590
CMS Energy Corp.	193,086	2,587
Duke Energy Corp.	163,592	2,575
FirstEnergy Corp.	55,900	2,556
* Mirant Corp.	149,598	2,458
NSTAR	76,600	2,437
* Dynegy Inc. Class A	934,535	2,383
Dominion Resources Inc./VA	67,086	2,314
Integrys Energy Group Inc.	61,481	2,207
Public Service Enterprise Group Inc.	69,800	2,195
DPL Inc.	75,000	1,957
Aqua America Inc.	107,583	1,898
Ormat Technologies Inc.	43,800	1,788
American Water Works Co. Inc.	87,200	1,739

UGI Corp.	34,466	864
NiSource Inc.	35,920	499
American Electric Power Co. Inc.	9,300	288
		121,979
Total Investments (100.0%) (Cost $2,815,913)		3,176,709
Other Assets and Liabilities-Net (0.0%)		(688)
Net Assets (100%)		3,176,021
* Non-income-producing security.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At September 30, 2009, the cost of investment securities for tax purposes was $2,815,913,000. Net unrealized appreciation of investment securities for tax purposes was $360,796,000, consisting of unrealized gains of $681,164,000 on securities that had risen in value since their purchase and $320,368,000 in unrealized losses on securities that had fallen in value since their purchase.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At September 30, 2009, 100% of the fund's investments were valued based on Level 1 inputs.

Vanguard Tax-Managed Balanced Fund

Schedule of Investments

As of September 30, 2009

		Market
		Value
	Shares	($000)
Common Stocks (48.4%)
Consumer Discretionary (4.9%)
McDonald's Corp.	32,309	1,844
Walt Disney Co.	65,950	1,811
Comcast Corp. Class A	96,350	1,627
Target Corp.	27,800	1,298
* Amazon.com Inc.	12,600	1,176
Lowe's Cos. Inc.	55,800	1,168
NIKE Inc. Class B	15,000	971
Home Depot Inc.	35,399	943
News Corp. Class A	64,100	769
Time Warner Inc.	25,796	742
* Liberty Media Corp. - Entertainment Class A	23,648	736
* Kohl's Corp.	12,600	719
Yum! Brands Inc.	20,800	702
Staples Inc.	30,155	700
* Ford Motor Co.	96,900	699
Time Warner Cable Inc.	16,161	696
TJX Cos. Inc.	18,600	691
* Viacom Inc. Class B	22,558	633
* DIRECTV Group Inc.	22,871	631
* Starbucks Corp.	28,800	595
Best Buy Co. Inc.	15,075	566
* Apollo Group Inc. Class A	6,300	464
Marriott International Inc./DE Class A	16,220	448
Gap Inc.	19,725	422
Coach Inc.	12,800	421
* Bed Bath & Beyond Inc.	10,800	405
Ross Stores Inc.	8,400	401
Polo Ralph Lauren Corp. Class A	4,900	375
Harley-Davidson Inc.	16,100	370
Scripps Networks Interactive Inc. Class A	8,900	329
Harman International Industries Inc.	9,200	312
Pulte Homes Inc.	27,497	302
BorgWarner Inc.	9,900	300
* NVR Inc.	470	300
Phillips-Van Heusen Corp.	7,000	300
RadioShack Corp.	17,500	290
* O'Reilly Automotive Inc.	8,000	289
Strayer Education Inc.	1,320	287
Advance Auto Parts Inc.	7,205	283
PetSmart Inc.	13,000	283
Thor Industries Inc.	9,120	282
DeVry Inc.	5,100	282
Macy's Inc.	14,400	263
Washington Post Co. Class B	560	262
Tiffany & Co.	6,700	258
Cablevision Systems Corp. Class A	10,594	252
International Game Technology	11,600	249
Hasbro Inc.	8,925	248
Sherwin-Williams Co.	4,100	247

Darden Restaurants Inc.	7,150	244
* Carmax Inc.	11,406	238
International Speedway Corp. Class A	8,410	232
John Wiley & Sons Inc. Class A	6,400	223
Guess? Inc.	6,000	222
Brinker International Inc.	13,375	210
Weight Watchers International Inc.	7,600	209
* AutoNation Inc.	11,292	204
Black & Decker Corp.	3,700	171
* DISH Network Corp. Class A	8,757	169
DR Horton Inc.	13,399	153
* Mohawk Industries Inc.	3,100	148
Gentex Corp.	10,200	144
Abercrombie & Fitch Co.	4,300	141
Burger King Holdings Inc.	8,000	141
* Brink's Home Security Holdings Inc.	4,300	132
* Liberty Global Inc.	5,446	122
Omnicom Group Inc.	3,200	118
* Toll Brothers Inc.	5,800	113
* Liberty Global Inc. Class A	5,015	113
* Discovery Communications Inc. Class A	3,841	111
* Career Education Corp.	4,500	110
Comcast Corp.	6,476	104
Wyndham Worldwide Corp.	6,300	103
* Discovery Communications Inc.	3,841	100
* Expedia Inc.	3,568	85
Family Dollar Stores Inc.	3,200	85
* Goodyear Tire & Rubber Co.	4,200	72
WABCO Holdings Inc.	3,334	70
* MGM Mirage	4,013	48
H&R Block Inc.	2,600	48
* Liberty Media Corp. - Interactive	4,200	46
Johnson Controls Inc.	1,200	31
* Liberty Media Corp. - Capital	1,200	25
Foot Locker Inc.	1,600	19
McGraw-Hill Cos. Inc.	700	18
Lennar Corp. Class B	680	8
Newell Rubbermaid Inc.	218	3
Krispy Kreme Doughnuts Inc. Warrants Exp. 03/02/2012	243	-
		33,174
Consumer Staples (5.2%)
Procter & Gamble Co.	83,484	4,835
Coca-Cola Co.	73,700	3,958
Wal-Mart Stores Inc.	72,900	3,579
PepsiCo Inc./NC	52,127	3,058
Philip Morris International Inc.	54,200	2,642
CVS Caremark Corp.	50,998	1,823
Walgreen Co.	32,700	1,225
Colgate-Palmolive Co.	16,000	1,220
Costco Wholesale Corp.	17,527	990
Kraft Foods Inc.	31,516	828
Archer-Daniels-Midland Co.	27,321	798
Altria Group Inc.	40,900	728
Kellogg Co.	11,300	556
Kimberly-Clark Corp.	9,172	541
* Dr Pepper Snapple Group Inc.	15,400	443
Safeway Inc.	21,734	429
JM Smucker Co.	7,746	411

Coca-Cola Enterprises Inc.	18,900	405
Molson Coors Brewing Co. Class B	8,000	389
Pepsi Bottling Group Inc.	9,300	339
Brown-Forman Corp. Class B	6,950	335
Tyson Foods Inc. Class A	25,331	320
Clorox Co.	5,400	318
Church & Dwight Co. Inc.	5,500	312
* Energizer Holdings Inc.	4,694	311
Estee Lauder Cos. Inc. Class A	8,200	304
Del Monte Foods Co.	25,700	298
McCormick & Co. Inc./MD	8,400	285
* NBTY Inc.	7,200	285
* Constellation Brands Inc. Class A	18,600	282
Alberto-Culver Co. Class B	9,950	275
Corn Products International Inc.	9,407	268
* Dean Foods Co.	14,950	266
PepsiAmericas Inc.	9,300	266
Hormel Foods Corp.	7,100	252
* Central European Distribution Corp.	7,400	242
* Smithfield Foods Inc.	16,600	229
Mead Johnson Nutrition Co. Class A	4,700	212
Bunge Ltd.	3,200	200
* Ralcorp Holdings Inc.	3,200	187
General Mills Inc.	2,600	167
Kroger Co.	7,100	147
* BJ's Wholesale Club Inc.	2,800	101
Lorillard Inc.	1,000	74
Sysco Corp.	2,600	65
* Whole Foods Market Inc.	1,900	58
Sara Lee Corp.	500	6
ConAgra Foods Inc.	100	2
		35,264
Energy (5.5%)
Exxon Mobil Corp.	148,594	10,195
Chevron Corp.	61,033	4,299
Schlumberger Ltd.	32,867	1,959
ConocoPhillips	36,387	1,643
Occidental Petroleum Corp.	20,404	1,600
Anadarko Petroleum Corp.	18,993	1,191
Apache Corp.	12,856	1,181
Devon Energy Corp.	17,146	1,154
EOG Resources Inc.	10,400	869
* National Oilwell Varco Inc.	18,029	778
XTO Energy Inc.	16,266	672
Hess Corp.	12,300	658
Noble Energy Inc.	8,500	561
Peabody Energy Corp.	14,036	522
* Cameron International Corp.	12,700	480
Consol Energy Inc.	10,100	456
Range Resources Corp.	9,150	452
Diamond Offshore Drilling Inc.	4,300	411
* Nabors Industries Ltd.	19,489	407
ENSCO International Inc.	9,504	404
* Pride International Inc.	13,200	402
BJ Services Co.	20,211	393
* Newfield Exploration Co.	9,100	387
Murphy Oil Corp.	6,700	386
* FMC Technologies Inc.	7,040	368

Helmerich & Payne Inc.	9,200	364
Pioneer Natural Resources Co.	9,511	345
* Alpha Natural Resources Inc.	9,430	331
Cabot Oil & Gas Corp.	9,100	325
Rowan Cos. Inc.	14,000	323
Marathon Oil Corp.	9,682	309
Valero Energy Corp.	15,268	296
* Helix Energy Solutions Group Inc.	19,500	292
St Mary Land & Exploration Co.	8,944	290
* SandRidge Energy Inc.	22,400	290
* Forest Oil Corp.	14,300	280
Halliburton Co.	9,864	268
* Mariner Energy Inc.	17,700	251
* Continental Resources Inc./OK	6,260	245
* SEACOR Holdings Inc.	3,000	245
* Superior Energy Services Inc.	9,700	218
* CNX Gas Corp.	7,100	218
Smith International Inc.	7,179	206
* Exterran Holdings Inc.	6,500	154
* Plains Exploration & Production Co.	4,748	131
Patterson-UTI Energy Inc.	8,502	128
Tesoro Corp./Texas	6,752	101
Chesapeake Energy Corp.	2,100	60
* Southwestern Energy Co.	1,100	47
* Seahawk Drilling Inc.	880	27
* Denbury Resources Inc.	1,400	21
Cimarex Energy Co.	400	17
		37,610
Financials (7.3%)
JPMorgan Chase & Co.	122,164	5,353
Bank of America Corp.	280,085	4,739
Wells Fargo & Co.	149,656	4,217
Goldman Sachs Group Inc.	16,100	2,968
Citigroup Inc.	334,111	1,617
State Street Corp.	19,076	1,003
US Bancorp	43,300	947
Morgan Stanley	27,460	848
Charles Schwab Corp.	39,305	753
Bank of New York Mellon Corp.	25,100	728
Franklin Resources Inc.	6,900	694
Aflac Inc.	16,000	684
Northern Trust Corp.	10,100	587
American Express Co.	17,233	584
Loews Corp.	16,400	562
Public Storage	7,200	542
* Progressive Corp.	32,000	531
AON Corp.	13,000	529
Travelers Cos. Inc.	10,589	521
Lincoln National Corp.	18,300	474
Discover Financial Services	29,180	474
Host Hotels & Resorts Inc.	38,096	448
Hartford Financial Services Group Inc.	16,700	443
MetLife Inc.	11,440	435
Unum Group	20,000	429
Fifth Third Bancorp	41,100	416
Prudential Financial Inc.	7,812	390
* TD Ameritrade Holding Corp.	18,800	369
BlackRock Inc.	1,650	358

* Jefferies Group Inc.	12,800	349
Digital Realty Trust Inc.	7,500	343
Kimco Realty Corp.	26,100	340
Federal Realty Investment Trust	5,500	337
* Leucadia National Corp.	13,500	334
Plum Creek Timber Co. Inc.	10,700	328
Reinsurance Group of America Inc. Class A	7,224	322
SL Green Realty Corp.	7,300	320
Lazard Ltd. Class A	7,700	318
Simon Property Group Inc.	4,574	318
Torchmark Corp.	7,300	317
Janus Capital Group Inc.	21,800	309
People's United Financial Inc.	19,800	308
* CB Richard Ellis Group Inc. Class A	26,200	308
WR Berkley Corp.	11,950	302
Keycorp	46,300	301
HCC Insurance Holdings Inc.	11,000	301
M&T Bank Corp.	4,800	299
Hospitality Properties Trust	14,525	296
RenaissanceRe Holdings Ltd.	5,400	296
SEI Investments Co.	15,000	295
* SLM Corp.	33,600	293
* St Joe Co.	9,900	288
Allstate Corp.	9,400	288
* Arch Capital Group Ltd.	4,200	284
* First Horizon National Corp.	21,360	283
Jones Lang LaSalle Inc.	5,900	279
Marshall & Ilsley Corp.	34,500	278
* MBIA Inc.	35,400	275
Legg Mason Inc.	8,600	267
Bancorpsouth Inc.	10,900	266
SunTrust Banks Inc.	11,600	262
Forest City Enterprises Inc. Class A	19,271	258
AMB Property Corp.	11,200	257
Hanover Insurance Group Inc.	6,100	252
Genworth Financial Inc. Class A	20,900	250
Allied World Assurance Co. Holdings Ltd.	5,200	249
Eaton Vance Corp.	8,600	241
Cullen/Frost Bankers Inc.	4,600	238
* Interactive Brokers Group Inc.	11,900	236
Moody's Corp.	11,300	231
Assurant Inc.	7,200	231
Brown & Brown Inc.	11,800	226
Regions Financial Corp.	36,100	224
Bank of Hawaii Corp.	5,300	220
Raymond James Financial Inc.	9,250	215
* Markel Corp.	630	208
StanCorp Financial Group Inc.	5,000	202
Commerce Bancshares Inc./Kansas City MO	5,419	202
First Citizens BancShares Inc./NC Class A	1,267	202
* NASDAQ OMX Group Inc.	9,500	200
American Financial Group Inc./OH	7,650	195
Wesco Financial Corp.	590	192
GLG Partners Inc.	47,200	190
PNC Financial Services Group Inc.	3,900	189
Washington Federal Inc.	11,100	187
BOK Financial Corp.	4,040	187
TFS Financial Corp.	15,600	186

Alexandria Real Estate Equities Inc.	3,400	185
Whitney Holding Corp./LA	19,100	182
* Alleghany Corp.	591	153
Capital One Financial Corp.	3,800	136
CME Group Inc.	419	129
BB&T Corp.	3,800	103
Odyssey Re Holdings Corp.	1,218	79
Comerica Inc.	2,600	77
Chubb Corp.	1,400	71
Apartment Investment & Management Co.	4,700	69
* AmeriCredit Corp.	4,300	68
* American International Group Inc.	1,500	66
Ameriprise Financial Inc.	1,180	43
CIT Group Inc.	17,700	21
Taubman Centers Inc.	400	14
		49,411
Health Care (6.2%)
Johnson & Johnson	86,332	5,257
Pfizer Inc.	196,110	3,246
Wyeth	44,700	2,171
* Amgen Inc.	35,174	2,118
Abbott Laboratories	38,500	1,905
Schering-Plough Corp.	58,300	1,647
Merck & Co. Inc./NJ	51,100	1,616
* Gilead Sciences Inc.	32,755	1,526
UnitedHealth Group Inc.	44,074	1,104
* Medco Health Solutions Inc.	18,662	1,032
Bristol-Myers Squibb Co.	40,800	919
* WellPoint Inc.	18,825	891
Medtronic Inc.	22,900	843
* Thermo Fisher Scientific Inc.	17,703	773
Allergan Inc./United States	13,400	761
Baxter International Inc.	12,800	730
McKesson Corp.	12,100	721
* Express Scripts Inc.	9,200	714
* Genzyme Corp.	12,080	685
Stryker Corp.	14,849	675
* Biogen Idec Inc.	13,060	660
Eli Lilly & Co.	18,800	621
Aetna Inc.	20,913	582
* Forest Laboratories Inc.	16,600	489
* St Jude Medical Inc.	12,168	475
* Celgene Corp.	8,319	465
* Life Technologies Corp.	9,800	456
* Zimmer Holdings Inc.	8,470	453
Cardinal Health Inc.	16,790	450
Quest Diagnostics Inc./DE	8,500	444
CR Bard Inc.	5,600	440
CIGNA Corp.	15,300	430
AmerisourceBergen Corp. Class A	19,096	427
* Waters Corp.	6,900	385
DENTSPLY International Inc.	10,900	376
* Mylan Inc./PA	22,850	366
Beckman Coulter Inc.	5,300	365
* Hospira Inc.	8,060	359
* Laboratory Corp. of America Holdings	5,200	342
Becton Dickinson and Co.	4,684	327
* King Pharmaceuticals Inc.	28,400	306

* Millipore Corp.	4,200	295
* Watson Pharmaceuticals Inc.	8,000	293
* Endo Pharmaceuticals Holdings Inc.	12,700	287
* Sepracor Inc.	12,300	282
Perrigo Co.	8,100	275
Universal Health Services Inc. Class B	4,400	272
IMS Health Inc.	17,576	270
Techne Corp.	4,200	263
Cooper Cos. Inc.	8,400	250
* Humana Inc.	6,500	242
* Boston Scientific Corp.	18,300	194
* CareFusion Corp.	8,395	183
Omnicare Inc.	8,000	180
* Patterson Cos. Inc.	6,600	180
* Amylin Pharmaceuticals Inc.	8,400	115
PerkinElmer Inc.	5,400	104
* Charles River Laboratories International Inc.	900	33
* Abraxis Bioscience Inc.	62	2
		42,272
Industrials (5.1%)
General Electric Co.	302,409	4,966
United Technologies Corp.	24,876	1,516
3M Co.	16,900	1,247
FedEx Corp.	12,600	948
Union Pacific Corp.	16,218	946
General Dynamics Corp.	14,300	924
Boeing Co.	15,820	857
Raytheon Co.	16,700	801
Danaher Corp.	11,450	771
Lockheed Martin Corp.	9,703	758
United Parcel Service Inc. Class B	13,200	745
Precision Castparts Corp.	6,657	678
CSX Corp.	13,800	578
L-3 Communications Holdings Inc.	6,300	506
ITT Corp.	9,700	506
Fluor Corp.	9,648	491
Caterpillar Inc.	9,500	488
Emerson Electric Co.	12,100	485
CH Robinson Worldwide Inc.	8,269	478
Cummins Inc.	10,224	458
Expeditors International of Washington Inc.	12,500	439
Southwest Airlines Co.	45,587	438
* McDermott International Inc.	15,700	397
Honeywell International Inc.	10,400	386
Flowserve Corp.	3,900	384
Textron Inc.	20,100	381
* Jacobs Engineering Group Inc.	8,220	378
WW Grainger Inc.	4,200	375
Republic Services Inc. Class A	14,110	375
Burlington Northern Santa Fe Corp.	4,338	346
Fastenal Co.	8,900	344
Roper Industries Inc.	6,700	342
KBR Inc.	14,400	335
Rockwell Collins Inc.	6,400	325
* Quanta Services Inc.	14,200	314
* Iron Mountain Inc.	11,775	314
* Terex Corp.	15,137	314
Bucyrus International Inc. Class A	8,800	313

SPX Corp.	5,007	307
Northrop Grumman Corp.	5,918	306
AMETEK Inc.	8,650	302
JB Hunt Transport Services Inc.	9,300	299
* Stericycle Inc.	6,100	296
Donaldson Co. Inc.	8,400	291
Equifax Inc.	9,900	288
* URS Corp.	6,600	288
* Gardner Denver Inc.	7,947	277
* WESCO International Inc.	9,400	271
Lennox International Inc.	7,400	267
Copa Holdings SA Class A	6,000	267
IDEX Corp.	9,500	266
Valmont Industries Inc.	3,100	264
* USG Corp.	15,100	259
Dun & Bradstreet Corp.	3,400	256
Manpower Inc.	4,500	255
Toro Co.	6,341	252
Landstar System Inc.	6,625	252
UTi Worldwide Inc.	17,100	248
Manitowoc Co. Inc.	25,944	246
* Covanta Holding Corp.	14,400	245
* Alliant Techsystems Inc.	3,144	245
MSC Industrial Direct Co. Class A	5,400	235
* Armstrong World Industries Inc.	6,754	233
Robert Half International Inc.	8,200	205
Pentair Inc.	6,800	201
Deere & Co.	4,400	189
Brink's Co.	6,833	184
Con-way Inc.	4,600	176
* Aecom Technology Corp.	6,300	171
Cintas Corp.	4,550	138
Illinois Tool Works Inc.	2,700	115
* Thomas & Betts Corp.	3,800	114
* Spirit Aerosystems Holdings Inc. Class A	5,400	97
Norfolk Southern Corp.	1,500	65
* Owens Corning	2,500	56
Ryder System Inc.	1,400	55
* Kirby Corp.	1,200	44
* AGCO Corp.	1,500	41
* Corrections Corp. of America	1,800	41
PACCAR Inc.	900	34
Pall Corp.	400	13
Wabtec Corp./DE	300	11
Waste Management Inc.	101	3
		34,315
Information Technology (8.9%)
Microsoft Corp.	248,900	6,444
* Apple Inc.	29,038	5,383
International Business Machines Corp.	37,647	4,503
* Cisco Systems Inc.	189,300	4,456
* Google Inc. Class A	7,960	3,947
Hewlett-Packard Co.	79,112	3,735
Intel Corp.	177,700	3,478
Oracle Corp.	128,500	2,678
QUALCOMM Inc.	56,100	2,523
* EMC Corp./Massachusetts	75,800	1,292
Visa Inc. Class A	17,000	1,175

Texas Instruments Inc.	48,100	1,139
* eBay Inc.	42,300	999
* Dell Inc.	64,100	978
Corning Inc.	61,900	948
* Yahoo! Inc.	51,000	908
Motorola Inc.	97,500	838
Applied Materials Inc.	57,151	766
* Adobe Systems Inc.	21,800	720
Mastercard Inc. Class A	3,450	697
* Symantec Corp.	38,462	633
Western Union Co.	33,414	632
CA Inc.	22,630	498
* Broadcom Corp. Class A	15,350	471
* Intuit Inc.	16,200	462
* NetApp Inc.	16,512	441
Kla-Tencor Corp.	12,000	430
Xilinx Inc.	18,200	426
Amphenol Corp. Class A	10,800	407
Altera Corp.	19,600	402
* Sun Microsystems Inc.	41,913	381
* BMC Software Inc.	10,100	379
* Fiserv Inc.	7,625	368
Fidelity National Information Services Inc.	14,400	367
* Autodesk Inc.	15,400	366
* Agilent Technologies Inc.	13,144	366
* Citrix Systems Inc.	9,200	361
Global Payments Inc.	7,300	341
Analog Devices Inc.	11,434	315
* Tellabs Inc.	44,600	309
* Computer Sciences Corp.	5,700	300
National Semiconductor Corp.	20,500	293
* Affiliated Computer Services Inc. Class A	5,300	287
Factset Research Systems Inc.	4,327	287
Paychex Inc.	9,850	286
* Nvidia Corp.	17,900	269
* Fairchild Semiconductor International Inc. Class A	24,600	252
Microchip Technology Inc.	8,800	233
* Teradata Corp.	8,336	229
* Lam Research Corp.	6,500	222
* Avnet Inc.	8,100	210
* Ingram Micro Inc.	12,100	204
Molex Inc.	8,466	177
* Cadence Design Systems Inc.	23,600	173
* Atmel Corp.	33,600	141
Automatic Data Processing Inc.	3,500	138
* CommScope Inc.	4,200	126
* NCR Corp.	8,336	115
* Lexmark International Inc. Class A	4,500	97
* LSI Corp.	14,400	79
Harris Corp.	2,100	79
AVX Corp.	5,300	63
* Tech Data Corp.	1,400	58
Lender Processing Services Inc.	1,500	57
* Metavante Technologies Inc.	1,600	55
* EchoStar Corp. Class A	1,751	32
* Convergys Corp.	3,100	31
* Arrow Electronics Inc.	700	20
		60,475

Materials (1.9%)
Monsanto Co.	19,508	1,510
Freeport-McMoRan Copper & Gold Inc.	15,387	1,056
Praxair Inc.	11,500	939
Newmont Mining Corp.	19,489	858
International Paper Co.	22,700	505
Ecolab Inc.	10,800	499
Nucor Corp.	10,400	489
EI Du Pont de Nemours & Co.	13,800	444
Mosaic Co.	8,900	428
Sigma-Aldrich Corp.	7,900	426
Dow Chemical Co.	16,000	417
* Crown Holdings Inc.	12,800	348
Ball Corp.	7,028	346
FMC Corp.	6,100	343
Airgas Inc.	7,000	339
CF Industries Holdings Inc.	3,900	336
Ashland Inc.	7,280	315
Terra Industries Inc.	8,900	309
* Pactiv Corp.	11,700	305
Reliance Steel & Aluminum Co.	6,800	289
Celanese Corp. Class A	11,400	285
Nalco Holding Co.	13,400	275
Scotts Miracle-Gro Co. Class A	6,200	266
Cytec Industries Inc.	7,785	253
* Owens-Illinois Inc.	6,800	251
Sealed Air Corp.	11,800	232
Martin Marietta Materials Inc.	2,286	210
Schnitzer Steel Industries Inc.	3,800	202
Steel Dynamics Inc.	9,800	150
Cliffs Natural Resources Inc.	4,000	129
Titanium Metals Corp.	12,200	117
Albemarle Corp.	2,000	69
Air Products & Chemicals Inc.	500	39
Vulcan Materials Co.	334	18
United States Steel Corp.	300	13
		13,010
Telecommunication Services (1.5%)
AT&T Inc.	167,666	4,528
Verizon Communications Inc.	74,800	2,264
* American Tower Corp. Class A	18,274	665
* Sprint Nextel Corp.	131,068	518
* Crown Castle International Corp.	15,907	499
* NII Holdings Inc.	11,805	354
* SBA Communications Corp. Class A	11,100	300
* Clearwire Corp. Class A	28,900	235
Telephone & Data Systems Inc.	5,800	180
* United States Cellular Corp.	4,450	174
* MetroPCS Communications Inc.	15,500	145
* Leap Wireless International Inc.	5,000	98
Telephone & Data Systems Inc. - Special Common Shares	3,000	89
		10,049
Utilities (1.9%)
Exelon Corp.	24,700	1,226
FPL Group Inc.	16,200	895
PG&E Corp.	15,400	624
Sempra Energy	11,867	591
FirstEnergy Corp.	12,800	585

Edison International			16,700	561
* AES Corp.			36,200	536
PPL Corp.			16,500	501
* NRG Energy Inc.			15,600	440
Questar Corp.			11,676	439
EQT Corp.			9,400	400
Wisconsin Energy Corp.			7,500	339
* Calpine Corp.			28,700	331
Southern Co.			10,300	326
Allegheny Energy Inc.			12,211	324
MDU Resources Group Inc.			15,450	322
* RRI Energy Inc.			44,900	321
Energen Corp.			7,300	315
National Fuel Gas Co.			6,800	311
CMS Energy Corp.			22,101	296
Dominion Resources Inc./VA			8,308	287
NV Energy Inc.			24,417	283
* Mirant Corp.			17,154	282
SCANA Corp.			7,800	272
NSTAR			8,400	267
Northeast Utilities			11,100	263
UGI Corp.			10,100	253
Aqua America Inc.			13,200	233
Ormat Technologies Inc.			5,400	220
DPL Inc.			7,800	204
American Water Works Co. Inc.			9,800	195
Duke Energy Corp.			11,692	184
Public Service Enterprise Group Inc.			5,564	175
ITC Holdings Corp.			2,100	95
Entergy Corp.			700	56
American Electric Power Co. Inc.			400	12
* Dynegy Inc. Class A			2,300	6
				12,970
Total Common Stocks (Cost $226,745)				328,550
				Market
		Maturity	Face Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (51.2%)
Alabama (0.3%)
Huntsville AL Capital Improvement GO	5.000%	9/1/26	2,000	2,226

Alaska (0.3%)
Matanuska-Susitna Borough AK GO	5.500%	3/1/12(14)	1,695	1,789

Arizona (3.2%)
Arizona School Fac. Board Rev. (State School
Trust)	5.750%	7/1/14(2)(Prere.)	500	595
Arizona Transp. Board Highway Rev.	5.250%	7/1/12(Prere.)	1,965	2,193
Arizona Transp. Board Highway Rev.	5.250%	7/1/17	2,215	2,430
Glendale AZ Trans. Excise Tax Rev.	5.000%	7/1/23(14)	4,585	5,034
Phoenix AZ Civic Improvement Corp. Water
System Rev.	5.000%	7/1/21(14)	500	554
Salt River Project Arizona Agricultural
Improvement & Power Dist. Rev.	5.000%	1/1/28	3,250	3,630
Salt Verde Arizona Financial Project Rev.	5.250%	12/1/24	5,000	5,020
Scottsdale AZ Muni. Property Corp. Excise Tax
Rev.	5.000%	7/1/16(Prere.)	500	593

Scottsdale AZ Muni. Property Corp. Excise Tax
Rev.	5.000%	7/1/16	(Prere.)	500	593
Scottsdale AZ Muni. Property Corp. Excise Tax
Rev.	5.000%	7/1/16	(Prere.)	500	593
Scottsdale AZ Muni. Property Corp. Excise Tax
Rev.	5.000%	7/1/16	(Prere.)	500	593
					21,828
California (4.7%)
California GO	5.250%	10/1/13	(14)	500	560
California GO	5.000%	6/1/15		500	557
California GO	6.000%	2/1/16		500	588
California GO	5.000%	3/1/17		500	560
California GO	5.000%	4/1/17		500	561
California GO	5.500%	4/1/18		1,000	1,154
California GO	6.000%	4/1/18		500	593
California GO	5.000%	9/1/18		500	549
California GO	5.000%	11/1/18	(14)	500	555
California GO	5.000%	6/1/19	(14)	500	549
California GO	5.000%	6/1/25		495	517
California GO	5.500%	3/1/26		500	538
California GO	4.500%	8/1/28	(2)	485	470
California GO	5.750%	4/1/29		500	544
California GO	6.500%	4/1/33		500	577
California Infrastructure & Econ. Dev. Bank Rev.
(Orange County Performing) VRDO	0.340%	10/1/09	LOC	1,500	1,500
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	9/1/11	(2)	1,535	1,546
California State Dept. of Water Resources
Power Supply Rev.	5.500%	5/1/14	(2)	3,000	3,321
California State Dept. of Water Resources
Power Supply Rev.	5.500%	5/1/15	(2)	3,000	3,264
California State Econ. Recovery Bonds	5.000%	7/1/15		500	560
California State Econ. Recovery Bonds PUT	5.000%	3/1/10		500	508
California State Econ. Recovery Bonds PUT	5.000%	7/1/10		500	515
Los Angeles CA USD GO	5.000%	7/1/21	(4)	1,825	2,036
Los Angeles CA USD GO	5.000%	7/1/26		500	542
Los Angeles CA USD GO	5.000%	7/1/29		500	533
Oakland CA Redev. Agency (Central Dist.)	5.000%	9/1/21	(2)	3,000	2,873
Orange County CA Sanitation Dist. COP	5.000%	2/1/29	(4)	2,500	2,677
Sacramento CA Muni. Util. Dist. Rev.	5.000%	8/15/27	(4)	500	545
San Diego CA USD GO	5.500%	7/1/27	(4)	500	599
San Diego CA USD GO	0.000%	7/1/29		500	183
Univ. of California Rev.	5.000%	5/15/21		500	556
Univ. of California Rev.	5.000%	5/15/25		500	560
Ventura County CA Community College Dist.
GO	0.000%	8/1/27		2,500	943
					32,133
Colorado (0.9%)
Colorado Dept. of Transp. Rev. RAN	5.250%	12/15/13	(2)(Prere.)	3,750	4,346
Denver CO City & County COP VRDO	0.270%	10/1/09		100	100
E-470 Public Highway Auth. Colorado Rev.	5.250%	9/1/18	(14)	1,500	1,546
					5,992
Connecticut (0.6%)
Connecticut GO	5.500%	12/15/13		3,000	3,502
Connecticut Special Tax Obligation Rev.
(Transp. Infrastructure)	6.500%	10/1/12		500	575
					4,077

Delaware (0.1%)
Delaware Transp. Auth. Transp. System Rev.	5.000%	7/1/19		500	598

Florida (2.5%)
Florida Board of Educ. Public Educ. Capital
Outlay	5.000%	6/1/22		500	575
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/16	(2)	3,000	3,351
Florida Dept. of Transp.	6.375%	7/1/11		1,000	1,096
Florida Hurricane Catastrophe Fund Finance
Corp. Rev.	5.000%	7/1/12		3,565	3,828
Florida Turnpike Auth. Rev.	5.250%	7/1/10	(14)	825	828
Florida Turnpike Auth. Rev.	5.000%	7/1/19		500	573
Hillsborough County FL School Board COP
(Master Lease Program) VRDO	0.320%	10/1/09	(14)LOC	1,600	1,600
Orlando FL Util. Comm. Water & Electric Rev.	5.250%	10/1/13	(ETM)	500	576
Orlando FL Util. Comm. Water & Electric Rev.	5.250%	10/1/14	(ETM)	500	587
Seminole County FL Water & Sewer Rev.	5.000%	10/1/23		2,435	2,652
Tampa FL Health System Rev. (Catholic
Healthcare East)	5.000%	11/15/09	(14)	1,000	1,003
					16,669
Georgia (1.8%)
Atlanta GA Airport Fac. Rev.	5.750%	1/1/13	(14)	3,370	3,436
Atlanta GA Water & Wastewater Rev.	5.750%	11/1/27	(4)	500	618
Georgia GO	5.000%	4/1/12		500	551
Georgia GO	5.000%	10/1/13		500	573
Georgia GO	5.000%	4/1/16		500	591
Georgia GO	5.000%	5/1/16		500	592
Georgia GO	5.000%	7/1/16		500	593
Georgia GO	5.750%	8/1/17		500	622
Georgia GO	5.000%	9/1/19		500	567
Georgia Muni. Electric Power Auth. Rev.	6.250%	1/1/12	(14)	3,000	3,302
Georgia Road & Tollway Auth. Rev. GAN	5.000%	6/1/14		500	571
					12,016
Hawaii (0.6%)
Hawaii GO
	5.875%	10/1/10	(14)(Prere.)	1,870	1,974
Hawaii GO	5.000%	3/1/26	(4)	500	546
Hawaii GO	5.000%	6/1/29		500	555
Honolulu HI City & County GO	5.000%	7/1/20	(4)	500	574
Univ. of Hawaii Rev.	5.000%	10/1/27		500	541
					4,190
Illinois (1.3%)
Chicago IL (City Colleges Improvement) GO	0.000%	1/1/12	(14)	2,380	2,270
Chicago IL Board of Educ. GO	5.250%	12/1/24	(4)	500	567
Chicago IL O'Hare International Airport Rev.	5.000%	1/1/24	(4)	500	537
Illinois Sales Tax Rev.	0.000%	12/15/16	(2)	5,000	3,999
Illinois State Tollway Highway Auth. Toll
Highway Rev.	5.000%	1/1/25	(4)	500	543
Metro. Pier & Exposition Auth. Illinois Dedicated
Sales Tax Rev.	0.000%	6/15/19	(14)	1,000	671
					8,587
Indiana (1.3%)
Indiana Health Fac. Auth. Finance Auth. Rev.
(Clarian Health Obligation Group)	5.000%	2/15/25		3,290	3,297
Indiana Muni. Power Agency Rev.	5.250%	1/1/15	(14)	4,440	4,773
Indiana Transp. Finance Auth. Highway Rev.	5.000%	12/1/12	(14)	500	556
					8,626

Iowa (0.0%)
Iowa State Special Obligation (Ijobs Program)	5.000%	6/1/24		220	251

Kansas (0.5%)
Kansas Dept. of Transp. Highway Rev.	5.000%	9/1/22		500	581
Leavenworth County KS USD	4.500%	9/1/19	(12)	500	565
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/16		1,250	1,390
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/17		1,000	1,095
					3,631
Kentucky (0.1%)
Kentucky Property & Building Comm. Rev.	5.000%	11/1/26	(4)	500	550

Louisiana (0.3%)
Jefferson Parish LA (Environmental Fac. &
Community Dev. Auth.)	5.000%	4/1/18		405	452
Louisiana GO	5.000%	5/1/23	(4)	500	547
Louisiana Public Fac. Auth. Rev. (Ochsner
Clinic)	5.000%	5/15/16		1,260	1,296
					2,295
Maryland (1.0%)
Baltimore MD Consolidated Public Improvement
GO	5.000%	10/15/18	(2)	1,365	1,549
Baltimore MD Consolidated Public Improvement
GO	5.000%	10/15/19	(2)	2,185	2,480
Maryland GO	5.000%	2/15/13		1,000	1,127
Maryland GO	5.000%	8/1/17		500	574
Maryland State & Local Facs. Rev.	5.000%	8/15/22		500	574
Maryland Transp. Auth. Rev.	5.000%	7/1/15	(4)	750	857
					7,161
Massachusetts (3.3%)
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/26	(14)	1,500	1,913
Massachusetts GO	6.000%	11/1/11		1,210	1,338
Massachusetts GO	5.500%	11/1/13	(14)	2,000	2,325
Massachusetts GO	5.500%	11/1/16	(ETM)	500	611
Massachusetts GO	5.500%	11/1/16	(14)(ETM)	500	611
Massachusetts GO	5.500%	10/1/18		500	614
Massachusetts GO	5.500%	10/1/20		500	626
Massachusetts GO	5.250%	8/1/23		500	619
Massachusetts GO	5.000%	3/1/25		1,000	1,141
Massachusetts GO	5.000%	3/1/26		1,000	1,133
Massachusetts Health & Educ. Fac. Auth. Rev.
(Caregroup)	5.000%	7/1/28		2,000	2,004
Massachusetts Health & Educ. Fac. Auth. Rev.
(Caritas Christi Obligated Group)	6.500%	7/1/12		1,440	1,495
Massachusetts Housing Finance Agency
Housing Rev. VRDO	0.300%	10/7/09	(4)	2,500	2,500
Massachusetts School Building Auth. Dedicated
Sales Tax Rev.	5.000%	8/15/27	(14)	500	541
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/21		1,805	2,237
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/21	(2)	2,135	2,468
					22,176
Michigan (1.5%)
Mason MI Public School Dist. (School Building &
Site) GO	5.250%	5/1/17	(4)	1,850	2,114
Michigan GO	5.000%	5/1/18		500	556
Michigan Hosp. Finance Auth. Rev. (Ascension
Health) PUT	5.000%	11/1/12		4,735	5,139

Michigan Muni. Bond Auth. Rev. (Clean Water
Revolving Fund)	5.875%	10/1/10	(Prere.)	2,110	2,248
					10,057
Minnesota (0.2%)
Minnesota GO	5.000%	11/1/14		500	582
Minnesota GO	5.000%	8/1/21		500	593
					1,175
Mississippi (0.5%)
Mississippi GO	5.500%	12/1/18		2,750	3,357

Missouri (1.5%)
Curators of the Univ. of Missouri System Fac.
Rev.	5.000%	11/1/26		500	544
Kansas City MO Water Rev.	5.000%	12/1/18	(13)	500	592
Missouri Health & Educ. Fac. Auth. (Washington
Univ.)	6.000%	3/1/10	(Prere.)	4,000	4,135
Missouri Health & Educ. Fac. Auth. Health Fac.
Rev. (St. Luke's Episcopal - Presbyterian
Hosp.)	5.500%	12/1/15	(4)	2,965	3,107
Missouri Highways & Transp. Comm. Road Rev.	5.000%	5/1/19		500	596
Missouri Highways & Transp. Comm. Road Rev.	5.000%	5/1/20		500	591
Missouri Highways & Transp. Comm. Road Rev.	5.000%	5/1/23		500	576
					10,141
Nevada (0.9%)
Clark County NV School Dist. GO	5.000%	6/15/18		5,190	5,874

New Jersey (3.4%)
Garden State Preservation Trust New Jersey	5.250%	11/1/13	(4)(Prere.)	875	1,011
Garden State Preservation Trust New Jersey	0.000%	11/1/22	(4)	500	303
New Jersey CTFS Partner Equipment Lease
Purchase	5.000%	6/15/18		530	594
New Jersey CTFS Partner Equipment Lease
Purchase	5.000%	6/15/19		500	555
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/13	(2)(Prere.)	500	571
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/13	(2)(Prere.)	500	571
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/14		500	563
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	3/1/26		500	532
New Jersey Econ. Dev. Auth. Rev. (School Fac.)
PUT	5.000%	9/1/14	(4)	500	552
New Jersey Econ. Dev. Auth. Rev. (Transp.
Project)	5.000%	5/1/19		500	565
New Jersey GO	5.250%	7/15/15	(2)	500	588
New Jersey Health Care Fac. Financing Auth.
Rev. (Meridian Health Systems) VRDO	0.300%	10/7/09	LOC	1,100	1,100
New Jersey Health Care Fac. Financing Auth.
Rev. (Virtua Health) VRDO	0.250%	10/1/09	LOC	2,400	2,400
New Jersey Transp. Corp. COP	5.500%	9/15/11	(2)	3,000	3,241
New Jersey Transp. Trust Fund Auth. Rev.
	6.000%	12/15/11	(14)(Prere.)	330	367
New Jersey Transp. Trust Fund Auth. Rev.
	6.000%	12/15/11	(14)(Prere.)	1,440	1,604
New Jersey Transp. Trust Fund Auth. Rev.
	6.000%	12/15/11	(14)(Prere.)	625	696
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	6/15/14	(3)(Prere.)	500	583
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/20	(14)	4,000	4,734
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/26	(2)	2,000	830
New Jersey Turnpike Auth. Rev.	5.500%	1/1/25	(2)	500	606

Tobacco Settlement Financing Corp. New
Jersey Rev.	5.000%	6/1/41		500	377
					22,943
New Mexico (0.1%)
New Mexico Finance Auth. Transp. Rev.	5.000%	6/15/13	(2)	500	563

New York (8.1%)
Erie County NY GO	6.125%	1/15/11	(14)	610	645
Long Island NY Power Auth. Electric System
Rev.	5.500%	12/1/11	(2)	3,000	3,269
Long Island NY Power Auth. Electric System
Rev.	5.500%	12/1/12	(4)(ETM)	2,000	2,281
Long Island NY Power Auth. Electric System
Rev.	5.000%	4/1/23		500	541
Metro. New York Transp. Auth. Rev. (Dedicated
Petroleum Tax)	6.125%	4/1/10	(3)(Prere.)	2,110	2,171
Metro. New York Transp. Auth. Rev. (Service
Contract)	5.500%	7/1/15		500	581
Metro. New York Transp. Auth. Rev. (Transit
Rev.)	5.500%	11/15/12	(14)	1,000	1,116
Metro. New York Transp. Auth. Rev. (Transit
Rev.)	5.500%	11/15/14	(14)	500	576
Metro. New York Transp. Auth. Rev. (Transit
Rev.)	5.500%	11/15/18		500	564
Metro. New York Transp. Auth. Rev. (Transit
Rev.)	5.500%	11/15/19	(14)	500	547
New York City NY GO	5.250%	8/1/11		500	538
New York City NY GO	5.250%	8/1/13		500	563
New York City NY GO	5.750%	8/1/13		500	553
New York City NY GO	5.000%	1/1/14		500	561
New York City NY GO	5.000%	8/1/16		500	574
New York City NY GO	5.000%	2/1/17		500	571
New York City NY GO	5.000%	9/1/17		500	558
New York City NY GO	5.000%	8/1/19		500	563
New York City NY GO	5.250%	8/15/24		500	561
New York City NY GO	5.000%	8/1/25		905	967
New York City NY GO	5.000%	8/15/26		475	519
New York City NY GO	5.000%	5/15/28		480	523
New York City NY GO	5.000%	8/1/28		500	534
New York City NY GO	5.625%	4/1/29		840	959
New York City NY GO	5.000%	5/15/29		500	543
New York City NY Housing Dev. Corp. Multi-
Family Rev.	5.000%	5/1/12		500	522
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.375%	6/15/17		500	547
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	0.000%	6/15/18		750	570
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.375%	6/15/19		500	547
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.000%	6/15/29		500	540
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. VRDO	0.300%	10/1/09		300	300
New York City NY Sales Tax Asset Receivable
Corp.	5.000%	10/15/26	(14)	500	537
New York City NY Transitional Finance Auth.
Rev.	5.375%	2/1/13		2,000	2,225

New York City NY Transitional Finance Auth.
Rev.	5.250%	8/1/18	(2)	500	543
New York City NY Transitional Finance Auth.
Rev.	5.250%	1/15/26		500	561
New York City NY Transitional Finance Auth.
Rev.	5.125%	1/15/29		1,070	1,168
New York City NY Transitional Finance Auth.
Rev. Future Tax	5.250%	2/1/19	(14)	500	552
New York State Dormitory Auth. Rev. (Personal
Income Tax)	5.000%	3/15/28		500	548
New York State Dormitory Auth. Rev.
(Supported Debt Court)	5.500%	5/15/24	(2)	500	577
New York State Dormitory Auth. Rev.
(Supported Debt Court)	5.500%	5/15/27	(2)	500	576
New York State Dormitory Auth. Rev. (Vassar
Brothers Hosp.)	5.100%	7/1/10	(4)	1,500	1,516
New York State Dormitory Auth. Rev. Non State
Supported Debt (Mount Sinai School of
Medicine of New York Univ.)	5.000%	7/1/24	(14)	500	534
New York State Local Govt. Assistance Corp.	5.000%	4/1/21		500	575
New York State Thruway Auth. Rev.	5.000%	1/1/20	(14)	500	568
New York State Thruway Auth. Rev.	5.000%	1/1/21	(14)	2,490	2,809
New York State Thruway Auth. Rev. (Highway &
Bridge Trust Fund)	5.000%	4/1/13		500	559
New York State Thruway Auth. Rev. (Highway &
Bridge Trust Fund)	5.250%	4/1/13	(2)	500	563
New York State Thruway Auth. Rev. (Highway &
Bridge Trust Fund)	5.500%	4/1/14	(2)	475	523
New York State Thruway Auth. Rev. (Highway &
Bridge Trust Fund)	5.000%	4/1/18	(2)	500	561
New York State Thruway Auth. Rev. (Highway &
Bridge Trust Fund)	5.000%	4/1/24		500	556
New York State Thruway Auth. Rev. (Highway &
Bridge Trust Fund)	5.000%	4/1/25	(2)	500	541
New York State Thruway Auth. Rev. (Highway &
Bridge Trust Fund)	5.000%	4/1/26	(2)	500	543
New York State Thruway Auth. Rev. (Service
Contract)	5.500%	4/1/14		4,000	4,371
New York State Urban Dev. Corp. Rev.	5.000%	1/1/15		500	565
New York State Urban Dev. Corp. Rev.	5.000%	12/15/18		500	590
New York State Urban Dev. Corp. Rev.
(Personal Income Tax)	5.000%	12/15/25		2,500	2,784
New York State Urban Dev. Corp. Rev.
(Personal Income Tax) GO	5.500%	3/15/22	(14)	2,030	2,526
Port Auth. of New York & New Jersey Rev.	5.000%	7/15/26		500	559
Triborough Bridge & Tunnel Auth. New York
Rev.	5.250%	11/15/15		500	588
Triborough Bridge & Tunnel Auth. New York
Rev.	5.500%	11/15/19	(14)	500	609
Triborough Bridge & Tunnel Auth. New York
Rev.	5.000%	11/15/25		500	561
					54,692
North Carolina (0.7%)
North Carolina Eastern Muni. Power Agency
Rev.	5.125%	1/1/14		2,400	2,569
North Carolina Infrastructure Financial Corp.
COP Capital Improvements	5.000%	2/1/21	(4)	2,000	2,245
					4,814

Ohio (1.7%)
Allen County OH Hosp. Fac. Rev. (Catholic
Healthcare) VRDO	0.280%	10/1/09	LOC	150	150
Buckeye OH Tobacco Settlement Financing
Corp. Rev.	5.125%	6/1/24		1,440	1,360
Cleveland OH Public Power System Rev.	5.000%	11/15/20	(14)	500	539
Cuyahoga County OH Hosp. Rev. (Cleveland
Clinic Foundation) VRDO	0.270%	10/1/09		1,250	1,250
Huber Heights OH City School Dist.	4.750%	12/1/26		500	536
Kent State Univ. Ohio Univ. Rev. VRDO	0.270%	10/1/09	LOC	100	100
Lorain County OH Hosp. Fac. Rev. (Catholic
Healthcare Partners)	5.625%	9/1/13	(14)	1,775	1,779
Ohio Common Schools GO VRDO	0.230%	10/7/09		300	300
Ohio State Conservation Projects GO	5.000%	3/1/17		1,885	2,124
Ohio Water Dev. Auth. PCR	5.000%	6/1/17		3,000	3,426
					11,564
Pennsylvania (1.3%)
Commonwealth Financing Auth. Pennsylvania
Rev.	5.000%	6/1/25	(14)	500	528
Geisinger Health System Auth. of Pennsylvania
Rev. VRDO	0.247%	10/1/09		200	200
Pennsylvania GO	5.000%	9/1/14	(4)	500	578
Pennsylvania GO	5.250%	7/1/15		500	590
Pennsylvania GO	5.375%	7/1/21		1,085	1,350
Pennsylvania GO	5.000%	4/15/28		500	560
Pennsylvania Turnpike Comm. Oil Franchise
Tax Rev.	5.250%	12/1/09	(2)(ETM)	420	424
Pennsylvania Turnpike Comm. Oil Franchise
Tax Rev.	5.250%	12/1/09	(2)	195	196
Pennsylvania Turnpike Comm. Oil Franchise
Tax Rev.	5.250%	12/1/11	(2)(ETM)	310	314
Pennsylvania Turnpike Comm. Oil Franchise
Tax Rev.	5.250%	12/1/11	(2)	30	30
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/29		500	546
Philadelphia PA School Dist. GO	5.000%	8/1/20	(2)	3,500	3,779
					9,095
Puerto Rico (1.3%)
Puerto Rico Electric Power Auth. Rev.	5.500%	7/1/21		500	545
Puerto Rico Highway & Transp. Auth. Rev.	5.250%	7/1/22	(3)	500	516
Puerto Rico Public Buildings Auth. Govt. Fac.
Rev.	5.250%	7/1/14	(3)	2,425	2,531
Puerto Rico Public Buildings Auth. Govt. Fac.
Rev.	5.500%	7/1/18	(2)	500	526
Puerto Rico Public Buildings Auth. Govt. Fac.
Rev.	5.250%	7/1/29		500	502
Puerto Rico Public Finance Corp.	6.000%	8/1/26	(4)(ETM)	3,000	3,815
Puerto Rico Sales Tax Financing Corp. Rev.	5.250%	8/1/27		500	537
					8,972
South Carolina (0.5%)
Piedmont SC Muni. Power Agency Rev.	0.000%	1/1/24	(14)	1,600	769
South Carolina Jobs Econ. Dev. Auth. Hosp.
Facs. Rev. (Palmetto Health)	5.250%	8/1/24	(4)	1,700	1,860
South Carolina Public Service Auth. Rev.	5.000%	1/1/29		500	553
South Carolina Transp. Infrastructure Rev.	5.250%	10/1/13	(2)	500	569
					3,751
Tennessee (0.2%)
Shelby County TN GO	5.000%	4/1/19		500	600

Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/16		500	516
					1,116
Texas (4.0%)
Austin TX Combined Util. System Rev.	0.000%	5/15/18	(14)	1,000	736
Austin TX Water & Wastewater System Rev.
	5.750%	5/15/10	(14)(Prere.)	2,200	2,275
Board of Regents of the Univ. of Texas System
Rev. Financing System	5.000%	8/15/18		500	595
North Harris County TX Regional Water Auth.
Rev.	5.125%	12/15/25		3,000	3,260
North Texas Tollway Auth. Rev.	6.000%	1/1/25		500	558
San Antonio TX Electric & Gas Rev.	5.000%	2/1/21		3,405	3,792
San Antonio TX Electric & Gas System	5.000%	2/1/19		500	590
San Antonio TX Muni. Drain Util. System Rev.	5.250%	2/1/27	(14)	3,635	3,905
San Antonio TX Water Rev.	6.500%	5/15/10	(14)(ETM)	25	25
Southwest Texas Higher Educ. Auth. Inc.
Rev.(Southern Methodist Univ.)	5.000%	10/1/16	(2)	2,260	2,616
Texas A & M Univ. Rev. Financing System	5.000%	5/15/26		2,000	2,262
Texas GO Public Finance Auth.	5.500%	10/1/12		500	546
Texas Muni. Power Agency Rev.	0.000%	9/1/15	(14)	3,000	2,455
Texas State Transp. Comm. First Tier	4.750%	4/1/24		500	543
Texas State Transp. Comm. First Tier	5.000%	4/1/26		500	548
Texas Tech Univ. Rev. Refunding &
Improvement	5.000%	2/15/28		500	545
Texas Water Finance Assistance GO	5.000%	8/1/24		500	563
Texas Water Finance Assistance GO	5.000%	8/1/25		500	562
Texas Water Finance Assistance GO	5.000%	8/1/26		500	561
Texas Water Finance Assistance GO	5.000%	8/1/27		500	557
					27,494
Virginia (0.7%)
Virginia Public Building Auth. Rev.	5.000%	8/1/24		1,090	1,243
Virginia Public School Auth. Rev.	5.000%	8/1/13		500	569
Virginia Public School Auth. Rev.	5.000%	8/1/19		500	600
Virginia Public School Auth. Rev.	5.000%	8/1/20		2,000	2,348
					4,760
Washington (1.1%)
Energy Northwest Washington Electric
Refunding Rev. (Project No. 1)	5.250%	7/1/16		500	588
Energy Northwest Washington Electric
Refunding Rev. (Project No. 1)	5.000%	7/1/17		500	582
Port of Seattle WA Rev.	5.000%	3/1/20	(14)	3,000	3,235
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/28		500	548
Washington GO	5.700%	10/1/15	(4)	500	561
Washington GO	5.000%	2/1/16		500	582
Washington GO	0.000%	6/1/20	(14)	500	341
Washington GO	5.000%	8/1/20		500	590
Washington GO	5.000%	7/1/21	(4)	500	561
					7,588
Wisconsin (0.7%)
Wisconsin GO	5.750%	5/1/11	(Prere.)	1,355	1,464
Wisconsin GO	5.750%	5/1/11	(Prere.)	1,340	1,448
Wisconsin GO	5.000%	5/1/22		1,560	1,779
					4,691
Total Tax-Exempt Municipal Bonds (Cost $329,244)					347,442

Total Investments (99.6%) (Cost $555,989)	675,992
Other Assets and Liabilities-Net (0.4%)	2,767
Net Assets (100%)	678,759

* Non-income-producing security.

Tax-Managed Balanced Fund

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) Berkshire Hathaway Assurance Corp.
(14) National Public Finance Guarantee Corp.
The insurance does not guarantee the market value of the municipal bonds.

Tax-Managed Balanced Fund

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of September 30, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000	($000	($000
Common Stocks	328,550	—	—
Tax-Exempt Municipal Bonds	—	347,442	—
Total	328,550	347,442	—

At September 30, 2009, the cost of investment securities for tax purposes was $555,989,000. Net unrealized appreciation of investment securities for tax purposes was $120,003,000, consisting of unrealized gains of $129,313,000 on securities that had risen in value since their purchase and $9,310,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Tax-Managed Small Cap Fund

Schedule of Investments
As of September 30, 2009

		Market
		Value
	Shares	($000)
Common Stocks (100.1%)
Consumer Discretionary (15.0%)
* Tractor Supply Co.	147,254	7,130
* Carter's Inc.	238,556	6,369
* Gymboree Corp.	122,653	5,934
Polaris Industries Inc.	137,218	5,596
Men's Wearhouse Inc.	219,296	5,417
Hillenbrand Inc.	260,229	5,301
Wolverine World Wide Inc.	207,007	5,142
* Jack in the Box Inc.	240,136	4,920
* Deckers Outdoor Corp.	55,333	4,695
Pool Corp.	203,642	4,525
Brunswick Corp./DE	369,499	4,427
* Coinstar Inc.	127,178	4,194
OfficeMax Inc.	320,806	4,036
* Capella Education Co.	59,852	4,030
* Blue Nile Inc.	60,993	3,789
* Iconix Brand Group Inc.	290,637	3,624
* JOS A Bank Clothiers Inc.	76,967	3,446
* PF Chang's China Bistro Inc.	100,079	3,400
* Dress Barn Inc.	189,562	3,399
Buckle Inc.	99,240	3,388
Cracker Barrel Old Country Store Inc.	95,409	3,282
* Buffalo Wild Wings Inc.	76,017	3,163
* Childrens Place Retail Stores Inc.	102,051	3,057
* Jo-Ann Stores Inc.	111,138	2,982
* Live Nation Inc.	354,013	2,899
* Sonic Corp.	255,397	2,825
* HSN Inc.	167,064	2,720
Group 1 Automotive Inc.	101,198	2,717
* Meritage Homes Corp.	132,277	2,685
Unifirst Corp./MA	60,196	2,676
* Pinnacle Entertainment Inc.	253,590	2,584
* CEC Entertainment Inc.	97,195	2,513
Cato Corp. Class A	123,794	2,512
* Helen of Troy Ltd.	125,414	2,437
* Skechers U.S.A. Inc. Class A	140,927	2,415
CKE Restaurants Inc.	229,977	2,412
* American Public Education Inc.	68,258	2,371
* CROCS Inc.	354,054	2,354
Finish Line Inc. Class A	230,987	2,347
Arbitron Inc.	112,130	2,328
* Texas Roadhouse Inc. Class A	214,457	2,278
* Genesco Inc.	93,859	2,259
* Papa John's International Inc.	90,887	2,233
* Cabela's Inc.	166,419	2,220
* Hibbett Sports Inc.	120,246	2,192
* Ruby Tuesday Inc.	260,185	2,191
Fred's Inc. Class A	168,540	2,145
* Shuffle Master Inc.	227,477	2,143
* Interval Leisure Group Inc.	167,111	2,086

Stage Stores Inc.	160,147	2,075
* True Religion Apparel Inc.	79,982	2,074
Ethan Allen Interiors Inc.	122,525	2,022
* Ticketmaster Entertainment Inc.	170,103	1,988
Liz Claiborne Inc.	403,194	1,988
NutriSystem Inc.	129,225	1,972
La-Z-Boy Inc.	218,130	1,887
Winnebago Industries	123,884	1,822
PetMed Express Inc.	95,790	1,806
* Drew Industries Inc.	82,006	1,779
PEP Boys-Manny Moe & Jack	181,214	1,770
National Presto Industries Inc.	20,306	1,757
* Jakks Pacific Inc.	118,241	1,693
* Universal Technical Institute Inc.	85,799	1,690
DineEquity Inc.	65,435	1,619
* California Pizza Kitchen Inc.	101,850	1,591
* Pre-Paid Legal Services Inc.	30,352	1,542
* Quiksilver Inc.	541,014	1,488
Brown Shoe Co. Inc.	181,618	1,457
* Standard Pacific Corp.	389,948	1,439
* Steak N Shake Co.	121,681	1,432
* Zumiez Inc.	86,511	1,420
* HOT Topic Inc.	186,067	1,394
Superior Industries International Inc.	98,098	1,393
Big 5 Sporting Goods Corp.	91,567	1,383
* Stein Mart Inc.	108,178	1,375
* Peet's Coffee & Tea Inc.	48,512	1,369
* Red Robin Gourmet Burgers Inc.	66,191	1,352
* Maidenform Brands Inc.	81,287	1,305
Sonic Automotive Inc. Class A	119,286	1,252
* RC2 Corp.	87,484	1,247
* Universal Electronics Inc.	57,864	1,182
Marcus Corp.	89,560	1,145
Oxford Industries Inc.	57,756	1,138
Lithia Motors Inc. Class A	72,096	1,124
Movado Group Inc.	77,132	1,121
* Volcom Inc.	67,530	1,113
* M/I Homes Inc.	78,194	1,063
Sturm Ruger & Co. Inc.	80,671	1,044
Christopher & Banks Corp.	151,663	1,027
K-Swiss Inc. Class A	113,667	999
* Zale Corp.	135,374	968
* Haverty Furniture Cos. Inc.	78,632	929
* EW Scripps Co. Class A	119,039	893
* Tween Brands Inc.	104,996	881
* O'Charleys Inc.	90,553	848
Standard Motor Products Inc.	51,651	785
* Perry Ellis International Inc.	44,499	714
Spartan Motors Inc.	137,026	704
Skyline Corp.	28,594	645
* MarineMax Inc.	76,910	601
* Midas Inc.	59,340	558
* Landry's Restaurants Inc.	52,515	551
* Tuesday Morning Corp.	130,801	544
* Audiovox Corp. Class A	79,351	544
* Monarch Casino & Resort Inc.	48,184	518
* Stamps.com Inc.	56,040	518
* Multimedia Games Inc.	98,148	503

* Kid Brands Inc.	71,748	445
Arctic Cat Inc.	50,485	356
* Ruth's Hospitality Group Inc.	83,767	353
* Nautilus Inc.	104,540	178
		240,161
Consumer Staples (4.0%)
* Green Mountain Coffee Roasters Inc.	136,932	10,111
Casey's General Stores Inc.	213,787	6,709
* Chattem Inc.	81,847	5,435
* TreeHouse Foods Inc.	132,826	4,738
* United Natural Foods Inc.	180,694	4,322
Lance Inc.	134,504	3,473
* Hain Celestial Group Inc.	171,834	3,294
* Central Garden and Pet Co. Class A	293,636	3,209
Sanderson Farms Inc.	73,732	2,775
Andersons Inc.	76,836	2,705
* Darling International Inc.	345,723	2,541
J&J Snack Foods Corp.	58,734	2,537
Diamond Foods Inc.	69,304	2,198
WD-40 Co.	69,666	1,979
* Alliance One International Inc.	376,813	1,688
* Boston Beer Co. Inc. Class A	42,812	1,588
Nash Finch Co.	54,249	1,483
Cal-Maine Foods Inc.	53,204	1,424
Spartan Stores Inc.	94,055	1,329
* Great Atlantic & Pacific Tea Co.	128,166	1,142
Mannatech Inc.	67,056	257
		64,937
Energy (5.5%)
St Mary Land & Exploration Co.	262,492	8,520
* Atwood Oceanics Inc.	234,781	8,281
* Oil States International Inc.	208,487	7,324
* SEACOR Holdings Inc.	84,520	6,899
* Dril-Quip Inc.	126,552	6,282
World Fuel Services Corp.	124,074	5,964
Holly Corp.	172,895	4,430
Penn Virginia Corp.	191,477	4,387
CARBO Ceramics Inc.	81,235	4,188
* NATCO Group Inc.	84,097	3,724
* Bristow Group Inc.	122,690	3,643
* Swift Energy Co.	152,613	3,614
Lufkin Industries Inc.	62,689	3,334
* Tetra Technologies Inc.	317,510	3,077
* Stone Energy Corp.	170,723	2,784
* Hornbeck Offshore Services Inc.	97,610	2,690
* Pioneer Drilling Co.	212,369	1,559
* Seahawk Drilling Inc.	48,596	1,511
* Petroleum Development Corp.	79,287	1,479
* Matrix Service Co.	109,644	1,192
Gulf Island Fabrication Inc.	61,206	1,147
* Basic Energy Services Inc.	96,374	818
* Superior Well Services Inc.	70,253	680
* ION Geophysical Corp.	31,407	111
* Petroquest Energy Inc.	2,059	13
		87,651

Exchange-Traded Fund (3.5%)
1 Vanguard REIT ETF	1,338,952	55,593

Financials (15.1%)
* ProAssurance Corp.	138,518	7,229
Greenhill & Co. Inc.	77,706	6,961
* Stifel Financial Corp.	121,959	6,696
Prosperity Bancshares Inc.	172,636	6,006
Senior Housing Properties Trust	267,998	5,121
* Investment Technology Group Inc.	182,414	5,093
UMB Financial Corp.	123,448	4,992
* Signature Bank/New York NY	168,258	4,880
Zenith National Insurance Corp.	157,061	4,853
Delphi Financial Group Inc.	195,009	4,413
First Financial Bankshares Inc.	87,653	4,335
RLI Corp.	75,567	3,988
Glacier Bancorp Inc.	258,897	3,868
PrivateBancorp Inc.	156,322	3,824
Hancock Holding Co.	100,564	3,778
Cash America International Inc.	124,459	3,754
Umpqua Holdings Corp.	348,870	3,698
National Retail Properties Inc.	168,292	3,613
Tower Group Inc.	148,013	3,610
Selective Insurance Group	222,707	3,503
* Piper Jaffray Cos.	68,650	3,276
NBT Bancorp Inc.	143,639	3,238
East West Bancorp Inc.	384,975	3,195
Old National Bancorp/IN	279,973	3,136
United Bankshares Inc.	158,902	3,113
* Navigators Group Inc.	56,593	3,113
Tanger Factory Outlet Centers	83,344	3,112
National Penn Bancshares Inc.	508,811	3,109
Employers Holdings Inc.	197,070	3,051
Home Properties Inc.	69,492	2,994
optionsXpress Holdings Inc.	173,207	2,993
* Portfolio Recovery Associates Inc.	64,696	2,933
Wintrust Financial Corp.	101,570	2,840
BioMed Realty Trust Inc.	204,698	2,825
Whitney Holding Corp./LA	282,538	2,695
Financial Federal Corp.	108,825	2,686
Mid-America Apartment Communities Inc.	59,337	2,678
Healthcare Realty Trust Inc.	124,539	2,632
* Forestar Group Inc.	152,188	2,615
LaSalle Hotel Properties	131,996	2,595
Community Bank System Inc.	138,332	2,527
Entertainment Properties Trust	73,949	2,525
Sterling Bancshares Inc./TX	344,357	2,517
Kilroy Realty Corp.	90,309	2,505
Infinity Property & Casualty Corp.	57,693	2,451
Brookline Bancorp Inc.	249,148	2,422
First Midwest Bancorp Inc./IL	201,853	2,275
Safety Insurance Group Inc.	66,454	2,188
Susquehanna Bancshares Inc.	363,451	2,141
First Financial Bancorp	173,079	2,086
EastGroup Properties Inc.	53,382	2,040
Trustco Bank Corp. NY	320,493	2,003
Independent Bank Corp./Rockland MA	88,597	1,961
Extra Space Storage Inc.	182,474	1,925

Columbia Banking System Inc.	112,427	1,861
PS Business Parks Inc.	36,235	1,860
* First Cash Financial Services Inc.	108,510	1,859
* DiamondRock Hospitality Co.	227,534	1,843
First Commonwealth Financial Corp.	314,894	1,789
Boston Private Financial Holdings Inc.	270,425	1,760
Bank Mutual Corp.	197,203	1,743
* World Acceptance Corp.	68,103	1,717
Post Properties Inc.	94,066	1,693
United Fire & Casualty Co.	94,166	1,686
* Pinnacle Financial Partners Inc.	132,147	1,680
SWS Group Inc.	116,202	1,673
Franklin Street Properties Corp.	124,961	1,637
Simmons First National Corp. Class A	52,740	1,519
* eHealth Inc.	104,094	1,511
National Financial Partners Corp.	173,143	1,510
Sovran Self Storage Inc.	47,566	1,447
Bank of the Ozarks Inc.	53,303	1,414
* AMERISAFE Inc.	80,332	1,386
Inland Real Estate Corp.	153,129	1,341
Medical Properties Trust Inc.	167,883	1,311
S&T Bancorp Inc.	99,188	1,286
Dime Community Bancshares	112,006	1,280
Acadia Realty Trust	83,819	1,263
Home Bancshares Inc./Conway AR	56,454	1,237
Tompkins Financial Corp.	28,263	1,235
American Physicians Capital Inc.	40,875	1,178
LTC Properties Inc.	48,978	1,177
* TradeStation Group Inc.	132,901	1,083
Colonial Properties Trust	103,118	1,003
First Bancorp/Puerto Rico	320,218	977
South Financial Group Inc.	651,260	957
Stewart Information Services Corp.	77,069	953
Presidential Life Corp.	91,277	946
Lexington Realty Trust	182,176	929
Parkway Properties Inc./Md	45,836	903
* United Community Banks Inc./GA	177,279	886
* LaBranche & Co. Inc.	204,498	695
Urstadt Biddle Properties Inc. Class A	46,901	684
Pennsylvania Real Estate Investment Trust	88,175	671
Nara Bancorp Inc.	93,239	648
Cedar Shopping Centers Inc.	95,863	618
Wilshire Bancorp Inc.	81,977	602
Kite Realty Group Trust	132,508	553
Sterling Bancorp/NY	76,301	551
* Rewards Network Inc.	38,468	529
Sterling Financial Corp./WA	221,603	443
* Ezcorp Inc. Class A	20,600	281
* Hanmi Financial Corp.	115,630	190
Frontier Financial Corp.	94,772	103
Cascade Bancorp	70,040	85
Independent Bank Corp./MI	23,721	45
UCBH Holdings Inc.	3,967	3
Central Pacific Financial Corp.	877	2
		242,846
Health Care (12.9%)
* Mednax Inc.	192,161	10,553
* Haemonetics Corp.	107,967	6,059

Cooper Cos. Inc.	189,975	5,648
West Pharmaceutical Services Inc.	137,948	5,602
* PSS World Medical Inc.	250,123	5,460
* American Medical Systems Holdings Inc.	310,454	5,253
* Regeneron Pharmaceuticals Inc.	266,174	5,137
* Amedisys Inc.	115,167	5,025
* AMERIGROUP Corp.	222,545	4,934
* Cubist Pharmaceuticals Inc.	242,310	4,895
* Dionex Corp.	74,504	4,840
Quality Systems Inc.	76,918	4,736
* Catalyst Health Solutions Inc.	162,187	4,728
* Magellan Health Services Inc.	148,884	4,624
* Eclipsys Corp.	236,118	4,557
* Salix Pharmaceuticals Ltd.	202,800	4,312
Meridian Bioscience Inc.	170,337	4,260
Chemed Corp.	95,144	4,176
* HMS Holdings Corp.	108,923	4,164
* Align Technology Inc.	279,783	3,978
* Centene Corp.	181,118	3,430
* Savient Pharmaceuticals Inc.	222,744	3,386
* Parexel International Corp.	242,107	3,290
Martek Biosciences Corp.	140,102	3,165
* Par Pharmaceutical Cos. Inc.	146,872	3,159
* Viropharma Inc.	325,640	3,133
* Gentiva Health Services Inc.	121,673	3,043
Invacare Corp.	135,590	3,021
* Integra LifeSciences Holdings Corp.	85,182	2,909
* Amsurg Corp. Class A	129,188	2,743
* Phase Forward Inc.	181,737	2,552
* Healthspring Inc.	205,763	2,521
* Abaxis Inc.	92,305	2,469
* PharMerica Corp.	128,281	2,382
* inVentiv Health Inc.	140,792	2,355
* Conmed Corp.	122,354	2,346
* Genoptix Inc.	67,200	2,337
* Greatbatch Inc.	97,536	2,192
* Healthways Inc.	142,296	2,180
Landauer Inc.	39,429	2,168
* Merit Medical Systems Inc.	118,146	2,047
* MWI Veterinary Supply Inc.	51,032	2,039
* ICU Medical Inc.	55,033	2,028
* Neogen Corp.	62,287	2,011
Analogic Corp.	53,965	1,998
* Zoll Medical Corp.	89,362	1,923
* LHC Group Inc.	62,906	1,883
* Natus Medical Inc.	118,108	1,822
* Hanger Orthopedic Group Inc.	131,096	1,818
* Odyssey HealthCare Inc.	139,414	1,743
* RehabCare Group Inc.	77,884	1,689
* Bio-Reference Labs Inc.	49,097	1,689
Computer Programs & Systems Inc.	39,904	1,652
* Symmetry Medical Inc.	151,848	1,575
* Cyberonics Inc.	97,994	1,562
* Res-Care Inc.	107,900	1,533
* SurModics Inc.	61,776	1,520
* Omnicell Inc.	133,547	1,488
* Air Methods Corp.	45,454	1,480
* Kensey Nash Corp.	48,083	1,392

* AMN Healthcare Services Inc.	137,808	1,311
* Palomar Medical Technologies Inc.	77,045	1,249
* eResearchTechnology Inc.	176,479	1,235
* Cross Country Healthcare Inc.	129,972	1,210
* Molina Healthcare Inc.	56,986	1,179
* IPC The Hospitalist Co. Inc.	36,119	1,136
* Enzo Biochem Inc.	137,692	975
* CryoLife Inc.	119,394	952
* Kendle International Inc.	56,468	944
* Corvel Corp.	32,571	925
* Almost Family Inc.	26,916	801
* Cambrex Corp.	125,506	791
* Medcath Corp.	83,527	733
* Arqule Inc.	121,840	553
* LCA-Vision Inc.	77,900	546
* Osteotech Inc.	77,845	346
* Theragenics Corp.	145,390	233
		207,733
Industrials (16.9%)
* Gardner Denver Inc.	218,323	7,615
* EMCOR Group Inc.	276,895	7,011
Regal-Beloit Corp.	150,673	6,887
* Tetra Tech Inc.	253,225	6,718
CLARCOR Inc.	214,058	6,713
Curtiss-Wright Corp.	190,231	6,493
Watsco Inc.	120,187	6,479
Brady Corp. Class A	215,663	6,194
Toro Co.	150,683	5,993
Acuity Brands Inc.	181,544	5,847
* Teledyne Technologies Inc.	151,628	5,457
Baldor Electric Co.	195,753	5,352
* Moog Inc. Class A	178,956	5,279
* Esterline Technologies Corp.	125,173	4,908
* United Stationers Inc.	99,910	4,757
Kaydon Corp.	140,209	4,546
Belden Inc.	195,855	4,524
Actuant Corp. Class A	277,344	4,454
* ESCO Technologies Inc.	110,455	4,352
* Geo Group Inc.	214,953	4,336
Briggs & Stratton Corp.	210,032	4,077
Simpson Manufacturing Co. Inc.	158,968	4,015
Knight Transportation Inc.	238,042	3,994
ABM Industries Inc.	187,838	3,952
Skywest Inc.	234,258	3,884
Watts Water Technologies Inc. Class A	123,473	3,735
Mueller Industries Inc.	156,319	3,731
* HUB Group Inc. Class A	159,193	3,638
AO Smith Corp.	95,157	3,625
* AAR Corp.	163,239	3,581
* Orbital Sciences Corp.	238,048	3,564
* Old Dominion Freight Line Inc.	116,249	3,537
Triumph Group Inc.	70,276	3,373
Healthcare Services Group Inc.	181,962	3,341
Robbins & Myers Inc.	138,350	3,248
Applied Industrial Technologies Inc.	152,965	3,237
Arkansas Best Corp.	106,624	3,192
Heartland Express Inc.	221,416	3,188
* Insituform Technologies Inc. Class A	163,309	3,126

Barnes Group Inc.	179,205	3,063
* SYKES Enterprises Inc.	141,008	2,936
Forward Air Corp.	122,120	2,827
Universal Forest Products Inc.	70,965	2,800
American Science & Engineering Inc.	38,486	2,619
* TrueBlue Inc.	185,040	2,603
* II-VI Inc.	102,212	2,600
* Mobile Mini Inc.	149,338	2,592
Cubic Corp.	65,431	2,583
Administaff Inc.	93,526	2,457
Badger Meter Inc.	62,267	2,409
Kaman Corp.	108,382	2,382
Quanex Building Products Corp.	158,420	2,275
Albany International Corp.	114,280	2,217
* Astec Industries Inc.	83,629	2,130
John Bean Technologies Corp.	116,676	2,120
* Griffon Corp.	206,629	2,081
* AZZ Inc.	51,229	2,058
Lindsay Corp.	51,776	2,039
CIRCOR International Inc.	71,876	2,031
* Ceradyne Inc.	108,868	1,996
Interface Inc. Class A	237,334	1,970
* EnPro Industries Inc.	84,512	1,932
* Aerovironment Inc.	66,522	1,869
Comfort Systems USA Inc.	158,905	1,842
Apogee Enterprises Inc.	118,191	1,775
Encore Wire Corp.	78,991	1,765
G&K Services Inc. Class A	77,988	1,728
Viad Corp.	86,599	1,724
Heidrick & Struggles International Inc.	71,623	1,666
* ATC Technology Corp./IL	83,782	1,656
* School Specialty Inc.	67,345	1,597
* Exponent Inc.	54,910	1,547
Gibraltar Industries Inc.	114,287	1,517
* Stanley Inc.	57,658	1,483
* Spherion Corp.	221,448	1,375
Applied Signal Technology Inc.	55,336	1,288
Bowne & Co. Inc.	157,392	1,212
Tredegar Corp.	82,591	1,198
* Consolidated Graphics Inc.	47,227	1,178
AAON Inc.	53,919	1,083
Standex International Corp.	52,545	1,042
Cascade Corp.	35,783	957
* GenCorp Inc.	176,665	947
* On Assignment Inc.	152,287	891
CDI Corp.	54,484	765
* Vicor Corp.	83,746	646
* Volt Information Sciences Inc.	51,119	625
* Lydall Inc.	71,117	374
Standard Register Co.	53,624	315
Lawson Products Inc./IL	17,914	312
* C&D Technologies Inc.	115,589	248
* NCI Building Systems Inc.	76,162	244
* Magnetek Inc.	133,016	207
		271,749
Information Technology (17.9%)
* Varian Semiconductor Equipment Associates Inc.	306,967	10,081
* Skyworks Solutions Inc.	704,194	9,324

* Concur Technologies Inc.	177,546	7,059
* Arris Group Inc.	520,673	6,774
* Cypress Semiconductor Corp.	650,626	6,721
* CACI International Inc. Class A	126,159	5,964
* Microsemi Corp.	341,351	5,390
* Anixter International Inc.	126,308	5,066
* Benchmark Electronics Inc.	274,640	4,944
* Cymer Inc.	125,041	4,859
* Cybersource Corp.	290,539	4,843
* Wright Express Corp.	162,707	4,801
* TriQuint Semiconductor Inc.	619,752	4,785
* Tekelec	280,052	4,601
* Plexus Corp.	165,998	4,372
* j2 Global Communications Inc.	187,636	4,318
Blackbaud Inc.	184,730	4,286
* MKS Instruments Inc.	207,750	4,008
* Comtech Telecommunications Corp.	118,513	3,937
* FEI Co.	157,174	3,874
* SPSS Inc.	77,042	3,848
* Progress Software Corp.	167,831	3,801
Take-Two Interactive Software Inc.	337,152	3,779
* Blue Coat Systems Inc.	166,670	3,765
* CommVault Systems Inc.	175,380	3,639
* Synaptics Inc.	144,356	3,638
* Cabot Microelectronics Corp.	98,713	3,441
MAXIMUS Inc.	73,773	3,438
* DealerTrack Holdings Inc.	168,643	3,189
* Scansource Inc.	111,874	3,168
* Veeco Instruments Inc.	135,314	3,156
* Websense Inc.	186,702	3,137
* Viasat Inc.	115,094	3,059
* Taleo Corp. Class A	133,009	3,011
* Hittite Microwave Corp.	79,490	2,924
* Intermec Inc.	206,645	2,914
United Online Inc.	352,454	2,834
Cognex Corp.	166,745	2,731
* Checkpoint Systems Inc.	164,116	2,698
* Harmonic Inc.	402,312	2,687
* Netgear Inc.	145,150	2,664
* TeleTech Holdings Inc.	150,323	2,565
* JDA Software Group Inc.	116,767	2,562
* Diodes Inc.	138,064	2,498
* SYNNEX Corp.	80,570	2,456
* Littelfuse Inc.	91,517	2,401
* ATMI Inc.	131,963	2,395
* CSG Systems International Inc.	147,787	2,366
* Insight Enterprises Inc.	192,851	2,355
Heartland Payment Systems Inc.	153,647	2,229
* EPIQ Systems Inc.	152,210	2,207
* Standard Microsystems Corp.	92,270	2,142
Park Electrochemical Corp.	86,261	2,126
* Ebix Inc.	38,405	2,126
* Brooks Automation Inc.	271,924	2,102
* TTM Technologies Inc.	182,273	2,091
* Tyler Technologies Inc.	120,736	2,063
MTS Systems Corp.	70,569	2,061
* DTS Inc./CA	73,112	2,002
* Rogers Corp.	66,183	1,984

* Advanced Energy Industries Inc.	138,383	1,971
* Manhattan Associates Inc.	97,028	1,960
* THQ Inc.	284,202	1,944
* Brightpoint Inc.	217,610	1,904
Black Box Corp.	74,005	1,857
* Avid Technology Inc.	129,584	1,826
* Adaptec Inc.	513,897	1,716
* Kulicke & Soffa Industries Inc.	281,800	1,699
* Forrester Research Inc.	63,294	1,686
* Epicor Software Corp.	256,703	1,635
* Supertex Inc.	54,362	1,631
* Sigma Designs Inc.	111,617	1,622
Technitrol Inc.	173,345	1,597
Micrel Inc.	194,185	1,583
* Electro Scientific Industries Inc.	115,061	1,541
* Smith Micro Software Inc.	121,096	1,497
* Stratasys Inc.	85,594	1,469
* Novatel Wireless Inc.	128,824	1,463
* comScore Inc.	79,972	1,440
Methode Electronics Inc.	160,272	1,390
* Knot Inc.	126,860	1,385
* Kopin Corp.	288,565	1,385
* Actel Corp.	110,568	1,346
CTS Corp.	144,418	1,343
Cohu Inc.	99,047	1,343
* EMS Technologies Inc.	64,397	1,341
* Exar Corp.	182,214	1,339
* Newport Corp.	152,778	1,338
* Ultratech Inc.	99,946	1,322
* Radiant Systems Inc.	118,067	1,268
* Intevac Inc.	93,814	1,261
Daktronics Inc.	144,229	1,236
* FARO Technologies Inc.	70,919	1,218
* Infospace Inc.	148,171	1,147
* Perficient Inc.	136,353	1,128
* Pericom Semiconductor Corp.	108,013	1,060
* Ciber Inc.	257,859	1,031
* Symmetricom Inc.	186,175	964
* Rudolph Technologies Inc.	130,160	963
* Mercury Computer Systems Inc.	97,004	956
Bel Fuse Inc. Class B	48,743	928
* Network Equipment Technologies Inc.	125,075	904
* Digi International Inc.	104,331	889
* Radisys Corp.	98,760	858
* DSP Group Inc.	98,905	805
* Hutchinson Technology Inc.	96,472	685
* Sonic Solutions Inc.	111,157	659
* Netscout Systems Inc.	48,500	655
Agilysys Inc.	95,741	631
* Gerber Scientific Inc.	101,855	609
* PC-Tel Inc.	78,817	493
* Phoenix Technologies Ltd.	133,507	487
* StarTek Inc.	51,025	443
* LoJack Corp.	74,712	380
* Tollgrade Communications Inc.	54,855	355
Keithley Instruments Inc.	57,653	319
* Integral Systems Inc./MD	2,883	20
		288,184

Materials (4.6%)
Rock-Tenn Co. Class A	161,371	7,602
Eagle Materials Inc.	183,515	5,245
Texas Industries Inc.	116,710	4,901
NewMarket Corp.	51,955	4,834
HB Fuller Co.	204,411	4,272
* OM Group Inc.	128,711	3,912
Schweitzer-Mauduit International Inc.	64,346	3,498
* Calgon Carbon Corp.	230,543	3,419
Arch Chemicals Inc.	105,745	3,171
* RTI International Metals Inc.	119,799	2,984
* PolyOne Corp.	391,536	2,612
A Schulman Inc.	110,315	2,199
AMCOL International Corp.	95,635	2,189
* Century Aluminum Co.	230,870	2,159
* Brush Engineered Materials Inc.	85,396	2,089
Wausau Paper Corp.	207,190	2,072
Balchem Corp.	77,393	2,035
Deltic Timber Corp.	44,420	2,033
* Clearwater Paper Corp.	48,288	1,996
Stepan Co.	30,536	1,835
* Buckeye Technologies Inc.	165,637	1,777
Zep Inc.	91,148	1,481
Myers Industries Inc.	119,990	1,292
Olympic Steel Inc.	38,460	1,103
Quaker Chemical Corp.	46,710	1,024
Neenah Paper Inc.	61,805	727
American Vanguard Corp.	85,766	713
AM Castle & Co.	70,705	703
Penford Corp.	47,160	338
* Headwaters Inc.	3,491	13
		74,228
Telecommunication Services (0.5%)
* Neutral Tandem Inc.	137,753	3,135
* Cbeyond Inc.	108,360	1,748
Iowa Telecommunications Services Inc.	137,988	1,739
* General Communication Inc. Class A	185,904	1,275
		7,897
Utilities (4.2%)
Atmos Energy Corp.	386,080	10,880
Piedmont Natural Gas Co. Inc.	309,248	7,403
New Jersey Resources Corp.	177,419	6,442
Southwest Gas Corp.	187,978	4,808
Northwest Natural Gas Co.	111,694	4,653
Avista Corp.	229,994	4,651
Unisource Energy Corp.	149,925	4,610
South Jersey Industries Inc.	125,527	4,431
Allete Inc.	117,293	3,938
* El Paso Electric Co.	188,953	3,339
UIL Holdings Corp.	125,741	3,318
Laclede Group Inc.	93,418	3,004
CH Energy Group Inc.	66,548	2,949
American States Water Co.	77,294	2,797

Central Vermont Public Service Corp.	49,245	950
		68,173
Total Investments (100.1%) (Cost $1,490,217)		1,609,152
Other Assets and Liabilities-Net (-0.1%)		(2,033)
Net Assets (100%)		1,607,119

* Non-income-producing security.
1 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
REIT—Real Estate Investment Trust.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At September 30, 2009, the cost of investment securities for tax purposes was $1,490,217,000. Net unrealized appreciation of investment securities for tax purposes was $118,935,000, consisting of unrealized gains of $272,304,000 on securities that had risen in value since their purchase and $153,369,000 in unrealized losses on securities that had fallen in value since their purchase.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At September 30, 2009, 100% of the fund's investments were valued based on Level 1 inputs.

Vanguard Tax-Managed International Fund

Schedule of Investments
As of September 30, 2009

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)
Australia (7.9%)
BHP Billiton Ltd.	1,924,629	63,475
Commonwealth Bank of Australia	866,389	39,357
Westpac Banking Corp.	1,684,152	38,867
National Australia Bank Ltd.	1,109,753	30,030
Australia & New Zealand Banking Group Ltd.	1,348,162	28,879
Woolworths Ltd.	715,496	18,442
Wesfarmers Ltd.	587,011	13,680
Rio Tinto Ltd.	255,840	13,296
Woodside Petroleum Ltd.	288,570	13,238
QBE Insurance Group Ltd.	578,938	12,241
CSL Ltd./Australia	354,271	10,440
Macquarie Group Ltd.	181,771	9,385
Newcrest Mining Ltd.	288,743	8,126
Origin Energy Ltd.	518,367	7,447
Telstra Corp. Ltd.	2,560,502	7,374
AMP Ltd.	1,180,701	6,769
Santos Ltd.	483,284	6,466
Suncorp-Metway Ltd.	786,901	6,142
Brambles Ltd.	833,080	5,922
Foster's Group Ltd.	1,155,534	5,653
Orica Ltd.	220,387	4,554
Insurance Australia Group Ltd.	1,236,213	4,109
Amcor Ltd./Australia	771,527	3,718
Toll Holdings Ltd.	444,073	3,331
AGL Energy Ltd.	272,441	3,279
ASX Ltd.	104,997	3,253
Sonic Healthcare Ltd.	233,128	2,915
Coca-Cola Amatil Ltd.	335,427	2,902
Leighton Holdings Ltd.	89,483	2,841
BlueScope Steel Ltd.	1,088,556	2,801
Computershare Ltd.	281,488	2,763
WorleyParsons Ltd.	105,579	2,754
Transurban Group	735,066	2,651
Incitec Pivot Ltd.	1,058,242	2,631
Alumina Ltd.	1,605,118	2,565
Lend Lease Corp. Ltd.	274,417	2,556
TABCORP Holdings Ltd.	402,148	2,527
AXA Asia Pacific Holdings Ltd.	637,764	2,448
* Fortescue Metals Group Ltd.	730,105	2,443
* OZ Minerals Ltd.	2,181,518	2,188
Cochlear Ltd.	36,601	2,153
Crown Ltd.	272,374	2,147
OneSteel Ltd.	792,860	2,108
* Asciano Group	1,438,321	2,092
Wesfarmers Ltd.	89,092	2,080
Qantas Airways Ltd.	821,434	2,063
Boral Ltd.	384,684	2,061
Tatts Group Ltd.	907,874	2,036
Fairfax Media Ltd.	1,331,301	2,007

Lion Nathan Ltd.	194,910	1,965
* James Hardie Industries NV	282,292	1,954
Metcash Ltd.	485,746	1,926
Bendigo and Adelaide Bank Ltd.	205,555	1,701
Sims Metal Management Ltd.	82,351	1,648
* Paladin Energy Ltd.	379,236	1,498
Harvey Norman Holdings Ltd.	362,112	1,370
Goodman Fielder Ltd.	931,907	1,369
CSR Ltd.	814,652	1,348
Aristocrat Leisure Ltd.	292,032	1,345
* Arrow Energy Ltd./Australia	342,156	1,287
Perpetual Ltd.	34,094	1,173
Macquarie Airports	448,081	1,119
Billabong International Ltd.	102,053	1,078
Nufarm Ltd./Australia	105,067	1,046
* Caltex Australia Ltd.	87,967	937
Energy Resources of Australia Ltd.	41,822	927
SP AusNet	1,078,312	839
Sims Metal Management Ltd. ADR	3,072	61
		447,796
Austria (0.4%)
Erste Group Bank AG	107,575	4,837
OMV AG	89,115	3,611
Telekom Austria AG	196,444	3,551
Raiffeisen International Bank Holding AG	38,507	2,527
Verbund - Oesterreichische Elektrizitaetswirtschafts AG Class A	48,031	2,436
Voestalpine AG	59,370	2,130
Vienna Insurance Group	28,205	1,617
		20,709
Belgium (1.0%)
Anheuser-Busch InBev NV	417,486	19,149
* Fortis	1,240,403	5,841
* KBC Groep NV	99,995	5,056
Delhaize Group SA	61,616	4,284
Solvay SA Class A	36,161	3,761
Belgacom SA	92,602	3,613
* Dexia SA	325,590	3,020
UCB SA	64,180	2,715
Umicore	77,084	2,316
Colruyt SA	9,815	2,308
Mobistar SA	22,645	1,569
		53,632
Denmark (0.9%)
Novo Nordisk A/S Class B	258,738	16,273
* Vestas Wind Systems A/S	117,407	8,558
* Danske Bank A/S	270,080	7,137
A P Moller - Maersk A/S Class B	655	4,535
Carlsberg A/S Class B	60,971	4,436
Novozymes A/S	24,024	2,271
* DSV A/S	111,450	1,998
A P Moller - Maersk A/S	286	1,924
* Topdanmark A/S	10,020	1,520
* William Demant Holding	16,400	1,223
Coloplast A/S Class B	10,725	901
TrygVesta AS	10,655	818
H Lundbeck A/S	28,600	596
		52,190

Finland (1.2%)
Nokia Oyj	2,156,007	31,623
Fortum Oyj	265,069	6,811
Sampo Oyj	254,150	6,416
UPM-Kymmene Oyj	296,061	3,561
Kone Oyj Class B	95,070	3,499
Stora Enso Oyj	336,005	2,346
Wartsila Oyj	53,875	2,162
Metso Oyj	64,740	1,825
Nokian Renkaat Oyj	72,916	1,703
Neste Oil Oyj	85,794	1,588
Outokumpu Oyj	71,000	1,341
Kesko Oyj Class B	39,860	1,338
Elisa Oyj	62,893	1,292
Rautaruukki Oyj	50,770	1,222
Pohjola Bank PLC	106,442	1,219
Sanoma Oyj	49,950	1,104
Orion Oyj Class B	31,800	587
		69,637
France (11.0%)
Total SA	1,226,622	72,910
Sanofi-Aventis SA	605,475	44,651
BNP Paribas	481,407	38,634
GDF Suez	693,010	30,855
France Telecom SA	1,054,812	28,129
AXA SA	904,016	24,540
Societe Generale	267,812	21,663
Vivendi	674,443	20,961
Groupe Danone SA	315,633	19,093
ArcelorMittal	497,816	18,562
Carrefour SA	364,841	16,610
Air Liquide SA	143,697	16,374
LVMH Moet Hennessy Louis Vuitton SA	141,664	14,288
Vinci SA	243,644	13,837
L'Oreal SA	138,756	13,820
Schneider Electric SA	134,062	13,640
Cie de Saint-Gobain	212,971	11,129
Credit Agricole SA	515,488	10,823
Lafarge SA	116,724	10,466
Unibail-Rodamco SE	46,804	9,747
Pernod-Ricard SA	112,457	8,964
Alstom SA	116,319	8,518
Veolia Environnement	219,004	8,421
EDF SA	127,250	7,575
Bouygues SA	131,947	6,742
Compagnie Generale des Etablissements Michelin Class B	85,240	6,712
Cie Generale d'Optique Essilor International SA	117,367	6,702
* Alcatel-Lucent	1,354,236	6,100
PPR	45,340	5,833
Vallourec SA	31,405	5,345
European Aeronautic Defence and Space Co. NV	229,194	5,166
* Renault SA	108,941	5,118
Accor SA	86,512	4,829
Cap Gemini SA	88,755	4,665
Hermes International	30,765	4,552
Technip SA	61,689	3,953
STMicroelectronics NV	400,423	3,786
Suez Environnement Co.	163,785	3,752

SES SA	148,861	3,380
Lagardere SCA	71,076	3,321
Christian Dior SA	33,416	3,312
* Natixis	502,167	3,043
Sodexo	49,308	2,962
Publicis Groupe	69,751	2,812
Thales SA	55,460	2,758
* Peugeot SA	89,866	2,753
SCOR SE	91,445	2,505
Casino Guichard Perrachon SA	30,294	2,418
CNP Assurances	22,966	2,344
Klepierre	56,386	2,242
Safran SA	118,252	2,223
Dassault Systemes SA	39,362	2,199
* Cie Generale de Geophysique-Veritas	87,844	2,059
Bureau Veritas SA	31,700	1,793
* Air France-KLM	89,602	1,634
* Atos Origin SA	31,354	1,588
Fonciere Des Regions	13,505	1,575
Eutelsat Communications	50,173	1,529
Legrand SA	53,072	1,480
ICADE	13,411	1,438
Neopost SA	15,874	1,427
Eiffage SA	20,978	1,340
Aeroports de Paris	14,824	1,337
Gecina SA	10,981	1,314
Societe Television Francaise 1	69,220	1,223
Eramet	3,106	1,081
* BNP Paribas SA Rights Exp. 10/13/2009	481,407	1,043
M6-Metropole Television	39,238	1,035
PagesJaunes Groupe	73,296	954
Imerys SA	16,313	938
BioMerieux	8,270	911
Societe BIC SA	12,790	911
Iliad SA	8,006	904
Societe Des Autoroutes Paris-Rhin-Rhone	10,817	825
Ipsen SA	14,062	772
* JC Decaux SA	32,125	695
		625,543
Germany (8.1%)
E.ON AG	1,091,860	46,213
Siemens AG	473,687	43,617
Allianz SE	260,974	32,558
Bayer AG	436,753	30,231
BASF SE	532,607	28,199
Daimler AG	520,800	26,128
Deutsche Bank AG	336,609	25,713
SAP AG	494,918	23,999
RWE AG	242,278	22,473
Deutsche Telekom AG	1,632,966	22,286
Muenchener Rueckversicherungs AG	119,173	18,994
Linde AG	88,766	9,613
Deutsche Boerse AG	113,413	9,252
Deutsche Post AG	490,481	9,138
Bayerische Motoren Werke AG	179,380	8,635
Volkswagen AG	51,416	8,456
Volkswagen AG Pfd.	62,253	7,225
ThyssenKrupp AG	197,017	6,738

Adidas AG	115,729	6,116
Fresenius Medical Care AG & Co. KGaA	113,699	5,655
MAN SE	63,153	5,187
* Commerzbank AG	409,977	5,186
Henkel AG & Co. KGaA	107,764	4,633
K&S AG	81,297	4,427
Porsche Automobil Holding SE	53,619	4,209
Metro AG	67,549	3,815
Merck KGaA	35,207	3,494
* Infineon Technologies AG	577,405	3,245
Beiersdorf AG	52,243	3,060
Fresenius SE	44,899	2,622
Henkel AG & Co. KGaA	71,461	2,592
* QIAGEN NV	119,239	2,527
Salzgitter AG	24,183	2,310
Deutsche Lufthansa AG	112,909	1,993
* Deutsche Postbank AG	53,607	1,892
GEA Group AG	79,400	1,650
Hochtief AG	21,511	1,633
* Hannover Rueckversicherung AG	34,350	1,574
RWE AG	18,989	1,561
Celesio AG	53,587	1,477
Wacker Chemie AG	8,832	1,374
Fraport AG Frankfurt Airport Services Worldwide	24,425	1,294
Solarworld AG	52,005	1,252
Puma AG Rudolf Dassler Sport	3,390	1,120
* United Internet AG	72,469	1,091
Bayerische Motoren Werke AG	29,685	986
* TUI AG	95,663	981
Fresenius SE	16,240	797
Suedzucker AG	38,094	771
Hamburger Hafen und Logistik AG	16,777	755
		460,747
Greece (0.7%)
* National Bank of Greece SA ADR	1,428,790	10,302
* Alpha Bank AE	195,048	3,618
OPAP SA	121,062	3,130
* Piraeus Bank SA	163,678	3,051
* EFG Eurobank Ergasias SA	174,002	2,754
Coca Cola Hellenic Bottling Co. SA	98,390	2,640
* National Bank of Greece SA	67,362	2,431
Bank of Cyprus Public Co. Ltd.	298,799	2,288
Hellenic Telecommunications Organization SA ADR	242,511	2,027
Marfin Investment Group SA	385,086	1,665
* Public Power Corp. SA	61,180	1,365
Titan Cement Co. SA	29,240	1,014
Hellenic Petroleum SA	43,410	494
Hellenic Telecommunications Organization SA	21,242	352
		37,131
Hong Kong (2.3%)
Sun Hung Kai Properties Ltd.	836,064	12,281
Hong Kong Exchanges and Clearing Ltd.	602,100	10,863
Cheung Kong Holdings Ltd.	824,500	10,424
Hutchison Whampoa Ltd.	1,264,512	9,094
CLP Holdings Ltd.	1,214,432	8,234
Hang Seng Bank Ltd.	443,743	6,371
Hong Kong & China Gas Co. Ltd.	2,403,433	6,057
Swire Pacific Ltd.	473,588	5,557

Li & Fung Ltd.	1,338,835	5,364
Hongkong Electric Holdings Ltd.	843,600	4,622
Hang Lung Properties Ltd.	1,257,810	4,605
BOC Hong Kong Holdings Ltd.	2,093,500	4,572
Henderson Land Development Co. Ltd.	690,006	4,519
Wharf Holdings Ltd.	853,741	4,514
Esprit Holdings Ltd.	662,472	4,439
Bank of East Asia Ltd.	897,863	3,228
New World Development Ltd.	1,462,750	3,133
MTR Corp.	738,000	2,557
Kerry Properties Ltd.	461,500	2,457
Hang Lung Group Ltd.	477,000	2,378
Wheelock & Co. Ltd.	637,000	2,082
Sino Land Co. Ltd.	1,025,000	1,826
Shangri-La Asia Ltd.	890,510	1,675
Hopewell Holdings Ltd.	364,000	1,139
Hysan Development Co. Ltd.	451,000	1,125
Wing Hang Bank Ltd.	109,500	1,074
* Foxconn International Holdings Ltd.	1,422,000	930
Cathay Pacific Airways Ltd.	575,770	907
Yue Yuen Industrial Holdings Ltd.	318,000	879
Cheung Kong Infrastructure Holdings Ltd.	220,000	785
NWS Holdings Ltd.	404,000	779
ASM Pacific Technology Ltd.	90,300	638
PCCW Ltd.	2,400,000	623
Television Broadcasts Ltd.	133,000	572
Orient Overseas International Ltd.	96,800	493
Lifestyle International Holdings Ltd.	247,000	373
Hong Kong Aircraft Engineerg Co. Ltd.	28,800	343
		131,512
Ireland (0.3%)
CRH PLC	388,508	10,757
Kerry Group PLC Class A	96,428	2,761
* Elan Corp. PLC	337,556	2,419
* Ryanair Holdings PLC	132,767	660
* Anglo Irish Bank Corp. Ltd.	257,065	82
		16,679
Italy (3.8%)
ENI SPA	1,499,972	37,483
* UniCredit SPA	8,170,011	32,066
Enel SPA	3,774,067	24,005
* Intesa Sanpaolo SPA	4,450,052	19,745
Assicurazioni Generali SPA	594,060	16,310
Telecom Italia SPA	5,906,461	10,386
* Fiat SPA	453,728	5,854
Unione di Banche Italiane SCPA	348,359	5,359
Tenaris SA	259,936	4,649
Telecom Italia SPA	3,665,140	4,514
Saipem SPA	146,122	4,413
Finmeccanica SPA	245,644	4,351
Snam Rete Gas SPA	795,983	3,876
Atlantia SPA	157,033	3,810
Mediobanca SPA	262,496	3,595
* Banco Popolare SC	355,148	3,421
Terna Rete Elettrica Nazionale SPA	795,407	3,105
Banca Monte dei Paschi di Siena SPA	1,375,888	2,952
Parmalat SPA	1,035,273	2,867
Mediaset SPA	391,387	2,743

Alleanza Assicurazioni SPA	238,074	2,152
Banca Popolare di Milano Scarl	252,102	1,924
Intesa Sanpaolo SPA	529,860	1,889
* Luxottica Group SPA	52,123	1,348
Banca Carige SPA	398,871	1,193
* Pirelli & C SPA	2,074,873	1,114
* Autogrill SPA	81,130	983
Mediolanum SPA	134,176	936
A2A SPA	469,279	924
Fondiaria-Sai SPA	43,406	915
Italcementi SPA	53,465	826
Exor SPA	43,385	805
Lottomatica SPA	33,217	745
* Unipol Gruppo Finanziario SPA	451,536	687
Saras SPA	168,945	653
Prysmian SPA	34,079	641
ACEA SPA	40,659	533
* Mediobanca Banca di Credito Finanziaria SPA Warrants Exp. 3/18/2011	249,997	18
		213,790
Japan (21.4%)
Toyota Motor Corp.	1,580,687	62,209
Honda Motor Co. Ltd.	949,600	28,839
Mitsubishi UFJ Financial Group Inc.	5,359,039	28,639
Canon Inc.	614,633	24,626
Tokyo Electric Power Co. Inc.	703,970	18,445
Takeda Pharmaceutical Co. Ltd.	438,494	18,240
Sumitomo Mitsui Financial Group Inc.	523,240	18,137
Sony Corp.	583,400	17,095
Panasonic Corp.	1,137,153	16,641
Mitsubishi Corp.	773,250	15,552
Nintendo Co. Ltd.	58,600	14,944
Shin-Etsu Chemical Co. Ltd.	231,200	14,184
NTT DoCoMo Inc.	8,892	14,163
East Japan Railway Co.	196,300	14,153
Mizuho Financial Group Inc.	7,128,435	14,040
Nippon Telegraph & Telephone Corp.	298,500	13,776
Mitsui & Co. Ltd.	1,005,000	13,075
Tokio Marine Holdings Inc.	417,300	12,024
Toshiba Corp.	2,231,000	11,678
Astellas Pharma Inc.	267,414	10,965
Nippon Steel Corp.	3,008,970	10,954
Kansai Electric Power Co. Inc.	450,350	10,870
Seven & I Holdings Co. Ltd.	453,020	10,812
Mitsubishi Estate Co. Ltd.	678,935	10,621
Fanuc Ltd.	114,400	10,217
Komatsu Ltd.	542,500	10,124
JFE Holdings Inc.	288,300	9,859
Softbank Corp.	449,400	9,850
Nissan Motor Co. Ltd.	1,425,100	9,604
KDDI Corp.	1,696	9,542
Chubu Electric Power Co. Inc.	389,600	9,448
Japan Tobacco Inc.	2,627	8,982
Kyocera Corp.	95,900	8,859
Nomura Holdings Inc.	1,418,100	8,693
Mitsubishi Electric Corp.	1,141,000	8,622
Mitsui Fudosan Co. Ltd.	500,000	8,419
FUJIFILM Holdings Corp.	274,600	8,200
Daiichi Sankyo Co. Ltd.	392,763	8,098

Denso Corp.	261,100	7,657
Kirin Holdings Co. Ltd.	493,000	7,551
Kao Corp.	303,401	7,492
Fujitsu Ltd.	1,084,000	7,070
Sumitomo Corp.	662,100	6,793
Mitsubishi Heavy Industries Ltd.	1,798,000	6,786
Sharp Corp./Japan	600,000	6,657
Tokyo Electron Ltd.	103,100	6,556
Bridgestone Corp.	365,431	6,536
Central Japan Railway Co.	882	6,344
Secom Co. Ltd.	125,800	6,319
Mitsui Sumitomo Insurance Group Holdings Inc.	226,464	6,204
Hitachi Ltd.	1,959,000	6,015
ITOCHU Corp.	908,000	5,987
Murata Manufacturing Co. Ltd.	126,500	5,973
Ricoh Co. Ltd.	411,000	5,970
Sumitomo Electric Industries Ltd.	447,900	5,849
Hoya Corp.	245,900	5,793
Eisai Co. Ltd.	152,400	5,723
Terumo Corp.	102,700	5,633
Tohoku Electric Power Co. Inc.	252,700	5,625
Tokyo Gas Co. Ltd.	1,344,000	5,575
Keyence Corp.	25,808	5,498
Nidec Corp.	66,800	5,408
Kubota Corp.	643,000	5,327
Marubeni Corp.	1,024,000	5,143
Sumitomo Metal Mining Co. Ltd.	311,000	5,080
Kyushu Electric Power Co. Inc.	223,900	5,072
Toray Industries Inc.	838,000	5,066
Daikin Industries Ltd.	140,600	5,037
Asahi Glass Co. Ltd.	603,035	4,860
Dai Nippon Printing Co. Ltd.	350,800	4,810
Daiwa Securities Group Inc.	922,000	4,737
Sumitomo Metal Industries Ltd.	1,915,000	4,692
Sumitomo Trust & Banking Co. Ltd.	877,000	4,634
Suzuki Motor Corp.	194,600	4,526
Shionogi & Co. Ltd.	186,000	4,400
Nippon Oil Corp.	763,000	4,269
INPEX Corp.	501	4,250
Sumitomo Realty & Development Co. Ltd.	233,000	4,244
Rohm Co. Ltd.	60,800	4,236
TDK Corp.	72,400	4,171
Osaka Gas Co. Ltd.	1,188,000	4,160
Ajinomoto Co. Inc.	413,000	4,136
Sumitomo Chemical Co. Ltd.	980,000	4,069
Mitsui OSK Lines Ltd.	690,000	4,069
West Japan Railway Co.	1,067	4,038
Shizuoka Bank Ltd.	377,000	3,967
Shiseido Co. Ltd.	226,000	3,935
SMC Corp./Japan	32,100	3,932
Yamato Holdings Co. Ltd.	239,000	3,922
Kintetsu Corp.	984,190	3,808
NGK Insulators Ltd.	162,000	3,738
Asahi Breweries Ltd.	204,400	3,733
Aeon Co. Ltd.	386,773	3,689
Resona Holdings Inc.	287,600	3,686
* NEC Corp.	1,176,400	3,681
Fast Retailing Co. Ltd.	28,900	3,650

Nikon Corp.	200,000	3,643
Sompo Japan Insurance Inc.	538,000	3,600
Odakyu Electric Railway Co. Ltd.	392,000	3,539
Asahi Kasei Corp.	693,000	3,520
Yamada Denki Co. Ltd.	52,130	3,517
Olympus Corp.	133,200	3,516
Bank of Yokohama Ltd.	712,000	3,478
Toppan Printing Co. Ltd.	367,000	3,464
T&D Holdings Inc.	127,540	3,437
Daiwa House Industry Co. Ltd.	324,000	3,388
Hankyu Hanshin Holdings Inc.	700,304	3,355
Tokyu Corp.	687,000	3,294
Chugoku Electric Power Co. Inc.	146,600	3,221
Yahoo! Japan Corp.	9,447	3,201
Tobu Railway Co. Ltd.	522,000	3,186
* Mitsubishi Motors Corp.	1,874,000	3,083
Nitto Denko Corp.	100,400	3,068
Mitsubishi Chemical Holdings Corp.	726,000	3,008
Chugai Pharmaceutical Co. Ltd.	144,400	2,981
Shikoku Electric Power Co.	96,300	2,937
Chiba Bank Ltd.	468,000	2,889
Aisin Seiki Co. Ltd.	115,900	2,815
JGC Corp.	138,000	2,808
Konica Minolta Holdings Inc.	293,000	2,765
Ibiden Co. Ltd.	74,600	2,764
JS Group Corp.	155,812	2,725
Nippon Mining Holdings Inc.	551,000	2,700
Advantest Corp.	97,700	2,697
NTT Data Corp.	830	2,650
Nippon Yusen KK	678,000	2,611
Kobe Steel Ltd.	1,497,000	2,604
Electric Power Development Co. Ltd.	82,240	2,604
Trend Micro Inc.	70,000	2,597
Keio Corp.	369,000	2,518
Rakuten Inc.	3,763	2,505
Hokuriku Electric Power Co.	98,400	2,502
Omron Corp.	132,300	2,486
Kuraray Co. Ltd.	228,000	2,483
Benesse Corp.	50,500	2,472
Sekisui House Ltd.	273,859	2,465
Dentsu Inc.	105,500	2,453
OJI Paper Co. Ltd.	538,000	2,422
Japan Steel Works Ltd.	208,513	2,389
* Sanyo Electric Co. Ltd.	1,006,000	2,379
Hokkaido Electric Power Co. Inc.	112,200	2,331
Ono Pharmaceutical Co. Ltd.	44,500	2,311
Chuo Mitsui Trust Holdings Inc.	624,100	2,303
Keihin Electric Express Railway Co. Ltd.	269,000	2,279
Isetan Mitsukoshi Holdings Ltd.	198,240	2,271
Nippon Express Co. Ltd.	559,000	2,269
SBI Holdings Inc./Japan	11,501	2,266
Daito Trust Construction Co. Ltd.	51,900	2,263
JSR Corp.	110,300	2,253
Kurita Water Industries Ltd.	62,000	2,219
Makita Corp.	70,000	2,212
Panasonic Electric Works Co. Ltd.	184,000	2,195
Kawasaki Heavy Industries Ltd.	862,000	2,184
Hirose Electric Co. Ltd.	19,100	2,149

Kyowa Hakko Kirin Co. Ltd.	169,000	2,135
Nipponkoa Insurance Co. Ltd.	342,000	2,134
Nippon Electric Glass Co. Ltd.	231,500	2,107
Sankyo Co. Ltd.	32,700	2,041
Joyo Bank Ltd.	415,000	2,035
Bank of Kyoto Ltd.	221,000	2,026
Unicharm Corp.	21,200	2,010
Mitsubishi Tanabe Pharma Corp.	150,000	1,996
Toyota Tsusho Corp.	131,193	1,972
Hokuhoku Financial Group Inc.	842,100	1,963
Obayashi Corp.	438,000	1,921
Lawson Inc.	41,300	1,917
Oriental Land Co. Ltd.	27,000	1,900
NSK Ltd.	307,000	1,897
Mitsubishi Materials Corp.	681,000	1,873
Teijin Ltd.	602,000	1,871
Stanley Electric Co. Ltd.	91,300	1,848
Toyo Seikan Kaisha Ltd.	95,200	1,823
* IHI Corp.	900,000	1,820
Nippon Paper Group Inc.	62,900	1,810
Furukawa Electric Co. Ltd.	442,000	1,788
TonenGeneral Sekiyu KK	182,000	1,776
Shimizu Corp.	451,000	1,774
Yamaha Motor Co. Ltd.	142,600	1,754
* GS Yuasa Corp.	190,000	1,731
Sumco Corp.	76,460	1,731
Nissin Foods Holdings Co., Ltd.	45,000	1,726
Sekisui Chemical Co. Ltd.	296,000	1,716
Taiyo Nippon Sanso Corp.	144,000	1,709
Takashimaya Co. Ltd.	208,860	1,664
Sumitomo Heavy Industries Ltd.	341,000	1,654
Sega Sammy Holdings Inc.	127,388	1,651
THK Co. Ltd.	84,500	1,651
Fukuoka Financial Group Inc.	398,800	1,651
Nitori Co. Ltd.	19,300	1,642
JTEKT Corp.	141,200	1,639
Amada Co. Ltd.	240,000	1,611
Hiroshima Bank Ltd.	381,200	1,572
Hachijuni Bank Ltd.	273,600	1,519
Kajima Corp.	585,000	1,500
Gunma Bank Ltd.	272,000	1,492
Shimano Inc.	34,200	1,471
J Front Retailing Co. Ltd.	244,200	1,466
Yokogawa Electric Corp.	163,200	1,442
77 Bank Ltd.	252,000	1,434
Nomura Research Institute Ltd.	59,700	1,418
Showa Denko KK	691,000	1,402
Toho Co. Ltd./Tokyo	82,400	1,391
Namco Bandai Holdings Inc.	135,200	1,381
Mitsui Chemicals Inc.	389,000	1,381
Santen Pharmaceutical Co. Ltd.	37,400	1,373
Suruga Bank Ltd.	144,000	1,359
Brother Industries Ltd.	113,000	1,352
Kawasaki Kisen Kaisha Ltd.	363,000	1,340
Ube Industries Ltd./Japan	511,000	1,338
Nippon Sheet Glass Co. Ltd.	402,000	1,337
Mitsubishi Gas Chemical Co. Inc.	245,000	1,328
Nisshin Seifun Group Inc.	94,900	1,324

* MEIJI Holdings Co. Ltd.	30,654	1,301
Taisei Corp.	656,000	1,299
All Nippon Airways Co. Ltd.	452,317	1,298
Isuzu Motors Ltd.	612,000	1,291
Mizuho Securities Co. Ltd.	356,000	1,291
Hisamitsu Pharmaceutical Co. Inc.	31,700	1,285
NTN Corp.	307,000	1,270
Yakult Honsha Co. Ltd.	47,600	1,270
Aioi Insurance Co. Ltd.	250,000	1,270
Konami Corp.	61,500	1,250
Mazda Motor Corp.	551,000	1,230
Casio Computer Co. Ltd.	150,700	1,230
Tokyu Land Corp.	308,000	1,225
Toyo Suisan Kaisha Ltd.	45,000	1,218
Yamaha Corp.	103,000	1,215
Mitsubishi Rayon Co. Ltd.	354,000	1,211
Fuji Heavy Industries Ltd.	312,000	1,209
Suzuken Co. Ltd.	34,760	1,199
* Elpida Memory Inc.	91,889	1,198
TOTO Ltd.	192,000	1,198
Nippon Meat Packers Inc.	92,000	1,178
Nishi-Nippon City Bank Ltd.	464,000	1,168
Mitsui Engineering & Shipbuilding Co. Ltd.	451,000	1,167
Keisei Electric Railway Co. Ltd.	175,000	1,161
Jupiter Telecommunications Co. Ltd.	1,193	1,154
Credit Saison Co. Ltd.	98,100	1,147
Seiko Epson Corp.	75,900	1,134
Hitachi Construction Machinery Co. Ltd.	52,800	1,129
Chugoku Bank Ltd.	89,000	1,126
Sony Financial Holdings Inc.	393	1,124
Sojitz Corp.	591,700	1,122
Yamaguchi Financial Group Inc.	108,000	1,118
Iyo Bank Ltd.	123,000	1,107
Marui Group Co. Ltd.	154,600	1,102
Dowa Holdings Co., Ltd.	180,000	1,084
Citizen Holdings Co. Ltd.	191,800	1,077
Kaneka Corp.	150,000	1,075
Tokuyama Corp.	147,000	1,075
Kamigumi Co. Ltd.	131,000	1,068
Tsumura & Co.	29,600	1,067
Shimamura Co. Ltd.	10,700	1,049
Kikkoman Corp.	83,000	1,032
Hitachi Chemical Co. Ltd.	50,500	1,029
Showa Shell Sekiyu KK	92,900	1,013
Mediceo Paltac Holdings Co. Ltd.	72,000	1,011
Daihatsu Motor Co. Ltd.	95,000	968
Nissan Chemical Industries Ltd.	67,000	963
Ushio Inc.	54,300	945
Toho Gas Co. Ltd.	207,000	944
Tokyo Tatemono Co. Ltd.	193,000	940
Fuji Electric Holdings Co. Ltd.	510,000	940
Denki Kagaku Kogyo K K	227,000	932
FamilyMart Co. Ltd.	28,800	926
* Mitsui Mining & Smelting Co. Ltd.	361,000	922
Idemitsu Kosan Co. Ltd.	10,809	890
Shimadzu Corp.	123,000	888
Rinnai Corp.	18,800	886
* Shinsei Bank Ltd.	578,014	882

Mitsumi Electric Co. Ltd.	40,200	864
Taiheiyo Cement Corp.	649,000	864
Sapporo Hokuyo Holdings Inc.	243,000	860
NGK Spark Plug Co. Ltd.	67,000	853
Nisshin Steel Co. Ltd.	479,000	849
Toyoda Gosei Co. Ltd.	28,700	837
Hitachi Metals Ltd.	81,000	828
Cosmo Oil Co. Ltd.	298,000	827
Dainippon Sumitomo Pharma Co. Ltd.	76,000	827
Square Enix Holdings Co., Ltd.	30,400	820
Oracle Corp. Japan	18,200	810
Kansai Paint Co. Ltd.	104,000	809
Aeon Mall Co. Ltd.	39,000	808
Minebea Co. Ltd.	172,000	787
Leopalace21 Corp.	98,100	785
* Mizuho Trust & Banking Co. Ltd.	741,000	781
Alfresa Holdings Corp.	18,000	734
Nomura Real Estate Holdings Inc.	45,271	732
NOK Corp.	48,200	716
Mitsubishi UFJ Lease & Finance Co. Ltd.	23,460	703
Asics Corp.	74,596	692
Daicel Chemical Industries Ltd.	112,000	675
Sumitomo Rubber Industries Ltd.	71,000	669
Yamazaki Baking Co. Ltd.	48,000	650
* Japan Airlines Corp.	443,000	650
Nisshinbo Holdings Inc.	61,000	647
* McDonald's Holdings Co. Japan Ltd.	31,800	636
Jafco Co. Ltd.	20,500	624
Tosoh Corp.	245,000	618
Yaskawa Electric Corp.	83,000	597
NHK Spring Co. Ltd.	72,000	593
Yamato Kogyo Co. Ltd.	20,000	560
Toyota Boshoku Corp.	28,400	559
Mabuchi Motor Co. Ltd.	10,900	554
UNY Co. Ltd.	74,000	552
Sapporo Holdings Ltd.	104,000	529
USS Co. Ltd.	8,810	524
Acom Co. Ltd.	34,140	524
Ito En Ltd.	28,100	521
Hitachi High-Technologies Corp.	24,451	510
Hakuhodo DY Holdings Inc.	9,260	503
* Aozora Bank Ltd.	346,000	500
Mitsubishi Logistics Corp.	41,000	495
Daido Steel Co. Ltd.	132,000	478
Coca-Cola West Co. Ltd.	23,200	453
Canon Marketing Japan Inc.	25,600	452
Tokyo Steel Manufacturing Co. Ltd.	36,900	451
Shinko Electric Industries Co. Ltd.	25,173	446
Obic Co. Ltd.	2,450	413
Kinden Corp.	48,000	400
Aeon Credit Service Co. Ltd.	37,510	376
Fuji Media Holdings Inc.	228	373
Matsui Securities Co. Ltd.	40,100	326
Onward Holdings Co. Ltd.	42,000	312
Itochu Techno-Solutions Corp.	9,900	304
Maruichi Steel Tube Ltd.	15,100	301
Nissay Dowa General Insurance Co. Ltd.	59,000	301
DIC Corp.	205,000	292

Otsuka Corp.	4,860	290
Dena Co. Ltd.	101	279
Tokyo Broadcasting System Holdings Inc.	16,200	276
ABC-Mart Inc.	8,600	267
Hino Motors Ltd.	69,000	261
Promise Co. Ltd.	44,417	241
Hikari Tsushin Inc.	8,500	185
OSAKA Titanium Technologies Co.	4,514	129
* Dowa Mining Co. Ltd. Rights Exp. 01/29/2010	32,000	10
		1,210,404
Netherlands (2.6%)
Unilever NV	942,126	27,261
* ING Groep NV	1,145,772	20,576
Koninklijke KPN NV	1,006,141	16,714
Koninklijke Philips Electronics NV	573,478	13,990
Akzo Nobel NV	138,563	8,612
Koninklijke Ahold NV	709,051	8,558
ASML Holding NV	260,832	7,698
* Aegon NV	884,555	7,564
Heineken NV	134,933	6,256
TNT NV	219,139	5,888
Reed Elsevier NV	387,074	4,396
Koninklijke DSM NV	90,724	3,799
Wolters Kluwer NV	148,891	3,190
* Randstad Holding NV	67,077	2,906
Heineken Holding NV	57,001	2,341
Corio NV	31,893	2,204
Fugro NV	33,219	1,924
SBM Offshore NV	76,266	1,626
Koninklijke Boskalis Westminster NV	20,103	689
		146,192
New Zealand (0.1%)
Telecom Corp. of New Zealand Ltd.	1,158,961	2,224
Fletcher Building Ltd.	329,539	1,980
Sky City Entertainment Group Ltd.	396,121	927
Contact Energy Ltd.	146,801	609
Auckland International Airport Ltd.	388,576	521
		6,261
Norway (0.7%)
StatoilHydro ASA	656,691	14,826
* Telenor ASA	523,726	6,077
* DnB NOR ASA	387,280	4,509
Orkla ASA	458,389	4,325
Yara International ASA	119,702	3,784
Seadrill Ltd.	174,359	3,651
* Norsk Hydro ASA	442,940	2,961
* Renewable Energy Corp. AS	169,009	1,490
		41,623
Portugal (0.3%)
EDP - Energias de Portugal SA	1,117,776	5,124
Portugal Telecom SGPS SA	353,668	3,757
Banco Comercial Portugues SA	1,452,769	2,152
Banco Espirito Santo SA	255,527	1,815
Galp Energia SGPS SA Class B	93,528	1,619
Brisa Auto-Estradas de Portugal SA	143,985	1,416
* EDP Renovaveis SA	126,110	1,389
Cimpor Cimentos de Portugal SGPS SA	114,790	950

Jeronimo Martins SGPS SA	85,852	752
		18,974
Singapore (1.3%)
Singapore Telecommunications Ltd.	4,706,290	10,815
DBS Group Holdings Ltd.	1,028,123	9,650
United Overseas Bank Ltd.	737,504	8,746
Oversea-Chinese Banking Corp. Ltd.	1,479,300	8,205
CapitaLand Ltd.	1,566,000	4,106
Keppel Corp. Ltd.	697,276	3,984
Singapore Airlines Ltd.	340,710	3,323
Singapore Exchange Ltd.	533,000	3,169
Wilmar International Ltd.	695,000	3,096
Singapore Press Holdings Ltd.	1,107,250	3,025
City Developments Ltd.	289,000	2,101
* Genting Singapore PLC	2,600,000	2,060
Fraser and Neave Ltd.	620,650	1,739
Olam International Ltd.	874,200	1,540
ComfortDelgro Corp. Ltd.	1,260,000	1,436
Singapore Technologies Engineering Ltd.	677,906	1,319
* Golden Agri-Resources Ltd.	4,063,831	1,231
Noble Group Ltd.	691,400	1,192
SembCorp Industries Ltd.	490,660	1,173
Jardine Cycle & Carriage Ltd.	63,037	1,081
SembCorp Marine Ltd.	404,600	906
UOL Group Ltd.	354,750	862
Neptune Orient Lines Ltd./Singapore	421,250	530
StarHub Ltd.	297,000	457
Cosco Corp. Singapore Ltd.	439,000	371
* Genting Singapore PLC Rights Exp. 10/06/2009	520,000	116
* Golden Agri-Resources Ltd. Warrants Exp. 07/23/201	236,188	22
		76,255
Spain (4.8%)
Banco Santander SA	4,668,670	75,420
Telefonica SA	2,430,140	67,235
Banco Bilbao Vizcaya Argentaria SA	2,051,716	36,550
Iberdrola SA	2,106,369	20,722
Repsol YPF SA	426,252	11,603
Inditex SA	116,750	6,713
Banco Popular Espanol SA	487,035	4,899
ACS Actividades de Construccion y Servicios SA	79,784	4,170
Abertis Infraestructuras SA	173,377	3,945
Red Electrica Corp. SA	69,899	3,584
Banco de Sabadell SA	476,121	3,526
Gas Natural SDG SA	134,703	2,987
Criteria Caixacorp SA	510,573	2,629
Gamesa Corp. Tecnologica SA	113,892	2,563
Iberdrola Renovables SA	475,682	2,347
Acciona SA	15,944	2,178
Bankinter SA	158,903	2,009
Acerinox SA	88,826	1,913
Enagas	88,125	1,846
Grupo Ferrovial SA	37,793	1,813
Indra Sistemas SA	70,877	1,770
Cintra Concesiones de Infraestructuras de Transporte SA	142,206	1,660
Mapfre SA	362,957	1,628
Zardoya Otis SA	68,173	1,482
Fomento de Construcciones y Contratas SA	26,884	1,261
Grifols SA	64,821	1,238

Banco de Valencia SA	105,969	996
Sacyr Vallehermoso SA	43,995	835
Gestevision Telecinco SA	56,019	709
* Iberia Lineas Aereas de Espana	166,184	519
Banco Santander SA ADR	13,998	226
		270,976
Sweden (2.5%)
Nordea Bank AB	1,866,774	18,871
Telefonaktiebolaget LM Ericsson Class B	1,746,263	17,578
Hennes & Mauritz AB Class B	295,746	16,623
TeliaSonera AB	1,309,997	8,619
Svenska Handelsbanken AB Class A	295,570	7,566
Sandvik AB	603,916	6,667
Volvo AB Class B	654,150	6,066
* Skandinaviska Enskilda Banken AB Class A	864,076	5,853
Atlas Copco AB Class A	410,314	5,290
Svenska Cellulosa AB Class B	317,330	4,311
SKF AB	242,080	3,808
* Electrolux AB Class B	154,261	3,531
Skanska AB Class B	217,268	3,192
* Millicom International Cellular SA	42,559	3,115
* Swedbank AB Class A	298,650	2,865
Atlas Copco AB Class B	250,280	2,858
Swedish Match AB	136,231	2,744
Assa Abloy AB Class B	168,600	2,741
Alfa Laval AB	211,800	2,489
Tele2 AB	163,388	2,174
Scania AB Class B	171,186	2,126
Getinge AB	126,400	2,124
Volvo AB Class A	235,600	2,119
Securitas AB Class B	206,440	1,992
SSAB AB Class A	120,589	1,875
* Husqvarna AB	214,304	1,493
* Lundin Petroleum AB	158,500	1,288
Holmen AB	40,096	1,107
SSAB AB Class B	53,708	762
		141,847
Switzerland (7.8%)
Nestle SA	2,093,986	89,394
Roche Holdings AG	404,203	65,355
Novartis AG	1,217,136	61,138
* UBS AG	2,042,705	37,453
Credit Suisse Group AG	648,879	36,102
ABB Ltd.	1,271,525	25,568
Zurich Financial Services AG	84,533	20,157
Syngenta AG	56,402	12,961
Holcim Ltd.	145,457	10,002
Swiss Reinsurance Co. Ltd.	203,925	9,246
Compagnie Financiere Richemont SA	310,471	8,789
Julius Baer Holding AG	121,107	6,074
Swisscom AG	14,390	5,154
Swatch Group AG (Bearer)	19,332	4,565
Synthes Inc.	31,477	3,796
Adecco SA	64,967	3,460
Geberit AG	22,269	3,428
* Actelion Ltd.	54,790	3,406
SGS SA	2,484	3,348
Lonza Group AG	28,590	3,120

Givaudan SA	4,014	3,012
Nobel Biocare Holding AG	83,578	2,768
Sonova Holding AG	26,068	2,638
Baloise Holding AG	25,968	2,488
Kuehne & Nagel International AG	28,235	2,459
Swiss Life Holding AG	19,912	2,365
Schindler Holding AG	32,354	2,225
Lindt & Spruengli AG	68	1,891
* Logitech International SA	93,086	1,700
Swatch Group AG (Registered)	32,345	1,474
Lindt & Spruengli AG	544	1,322
Straumann Holding AG	4,560	1,183
* Aryzta AG (Switzerland Shares)	26,993	1,101
Schindler Holding AG	10,395	734
* Aryzta AG (Ireland Shares)	14,448	579
BKW FMB Energie AG	6,468	562
		441,017
United Kingdom (20.8%)
HSBC Holdings PLC	9,902,275	113,387
BP PLC	10,765,855	95,372
Vodafone Group PLC	30,230,600	67,912
GlaxoSmithKline PLC	2,984,597	58,847
Royal Dutch Shell PLC Class A	1,707,809	48,437
Royal Dutch Shell PLC Class B	1,553,117	43,144
AstraZeneca PLC	832,125	37,318
Barclays PLC	6,275,377	37,190
British American Tobacco PLC	1,144,341	35,948
BHP Billiton PLC	1,274,268	34,898
BG Group PLC	1,931,778	33,669
Rio Tinto PLC	790,635	33,608
Tesco PLC	4,517,514	28,920
Standard Chartered PLC	1,143,666	28,250
* Anglo American PLC	754,903	24,089
Diageo PLC	1,437,985	22,124
Unilever PLC	741,566	21,189
Reckitt Benckiser Group PLC	346,166	16,948
Imperial Tobacco Group PLC	584,287	16,927
Xstrata PLC	1,086,050	16,017
Lloyds Banking Group PLC	9,174,604	15,238
Prudential PLC	1,438,493	13,864
National Grid PLC	1,406,447	13,611
SABMiller PLC	528,286	12,765
Centrica PLC	2,958,933	11,918
BAE Systems PLC	2,055,463	11,499
Aviva PLC	1,540,226	11,073
Scottish & Southern Energy PLC	526,919	9,904
Cadbury PLC	751,873	9,651
Royal Dutch Shell PLC Class A (Amsterdam Shares)	332,544	9,524
BT Group PLC	4,518,451	9,417
* Royal Bank of Scotland Group PLC	9,931,263	8,410
Tullow Oil PLC	462,210	8,363
Rolls-Royce Group PLC	1,093,200	8,249
WPP PLC	721,911	6,209
British Sky Broadcasting Group PLC	670,693	6,144
Compass Group PLC	990,504	6,067
Pearson PLC	474,862	5,867
Marks & Spencer Group PLC	936,365	5,430
Man Group PLC	1,013,957	5,385

Shire PLC	309,992	5,381
Reed Elsevier PLC	687,721	5,169
WM Morrison Supermarkets PLC	1,153,099	5,126
Experian PLC	605,701	5,115
Legal & General Group PLC	3,571,942	5,038
Old Mutual PLC	3,129,722	5,016
Kingfisher PLC	1,424,476	4,858
Smith & Nephew PLC	519,885	4,669
Land Securities Group PLC	456,667	4,572
Capita Group PLC	374,297	4,330
International Power PLC	902,819	4,177
Standard Life PLC	1,159,524	4,070
British Land Co. PLC	516,995	3,936
RSA Insurance Group PLC	1,675,682	3,591
* Cairn Energy PLC	79,458	3,551
* Wolseley PLC	143,942	3,481
J Sainsbury PLC	661,936	3,445
Next PLC	119,783	3,437
Carnival PLC	100,062	3,434
Smiths Group PLC	235,062	3,348
Randgold Resources Ltd.	43,238	3,020
Sage Group PLC	799,328	2,990
United Utilities Group PLC	405,346	2,964
Cable & Wireless PLC	1,265,297	2,909
Johnson Matthey PLC	130,472	2,908
Hammerson PLC	441,741	2,788
* Autonomy Corp. PLC	104,873	2,738
3i Group PLC	583,240	2,695
AMEC PLC	211,547	2,562
Associated British Foods PLC	186,581	2,531
Antofagasta PLC	205,040	2,494
* Lonmin PLC	90,708	2,429
Cobham PLC	683,409	2,397
G4S PLC	664,555	2,350
Invensys PLC	502,068	2,344
Severn Trent PLC	146,047	2,270
Segro PLC	384,417	2,264
Burberry Group PLC	276,023	2,226
Rexam PLC	528,095	2,211
ICAP PLC	323,857	2,195
Vedanta Resources PLC	69,922	2,128
Bunzl PLC	205,952	2,094
Eurasian Natural Resources Corp.	146,616	2,061
Serco Group PLC	247,777	2,004
Home Retail Group PLC	452,016	1,969
Friends Provident Group PLC	1,472,303	1,962
Liberty International PLC	234,910	1,806
Kazakhmys PLC	100,309	1,719
Whitbread PLC	88,006	1,715
Petrofac Ltd.	107,625	1,703
Tomkins PLC	558,354	1,679
Admiral Group PLC	90,011	1,667
Intercontinental Hotels Group PLC	124,790	1,619
Investec PLC	218,335	1,603
Firstgroup PLC	233,664	1,548
Drax Group PLC	202,115	1,526
Schroders PLC	83,848	1,467
* British Airways PLC	399,873	1,414

Thomas Cook Group PLC	335,304	1,248
Fresnillo PLC	98,558	1,220
Balfour Beatty PLC	231,755	1,197
TUI Travel PLC	268,067	1,092
* Berkeley Group Holdings PLC	65,905	935
London Stock Exchange Group PLC	64,194	881
Ladbrokes PLC	253,326	760
Carphone Warehouse Group PLC	143,241	440
		1,179,268
Total Investments (99.9%) (Cost $5,379,156)		5,662,183
Other Assets and Liabilities-Net (0.1%)		5,191
Net Assets (100%)		5,667,374

* Non-income-producing security.
ADR—American Depositary Receipt.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

At September 30, 2009, the cost of investment securities for tax purposes was $5,379,156,000. Net unrealized appreciation of investment securities for tax purposes was $283,027,000, consisting of unrealized gains of $607,471,000 on securities that had risen in value since their purchase and $324,444,000 in unrealized losses on securities that had fallen in value since their purchase.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Tax-Managed International Fund

The following table summarizes the fund's investments as of September 30, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	12,616	5,649,485	82
Total	12,616	5,649,485	82

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended September 30, 2009:

Investments in
Securities
($000)
Amount Valued Based on Level 3 Inputs
Balance as of December 31, 2008	—
Transfers in of Level 3	73
Change in Unrealized Appreciation (Depreciation)	9
Balance as of September 30, 2009	82

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers
concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD TAX-MANAGED FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: November 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
VANGUARD TAX-MANAGED FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: November 20, 2009

VANGUARD TAX-MANAGED FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: November 20, 2009

*By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on July 24, 2009, see File Number 2-88373, and a
Power of Attorney filed on October 16, 2009, see File Number 2-52698, both Incorporated by
Reference.